UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05436
                                                     ---------

                          Phoenix Multi-Portfolio Fund
                          ----------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
                          ----------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          ----------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                           ----------------

                   Date of fiscal year end: November 30, 2003
                                            ------------------

                   Date of reporting period: May 31, 2003
                                             -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]

                                                             Semiannual Report

May 31, 2003



[ABERDEEN LOGO OMITTED]

Phoenix-Aberdeen
International Fund


------------
[DUFF&PHELPS LOGO OMITTED]
------------

Phoenix-Duff & Phelps
Real Estate Securities Fund


[GOODWIN LOGO OMITTED]

Phoenix-Goodwin
Emerging Markets Bond Fund

Phoenix-Goodwin
Tax-Exempt Bond Fund


[SENECA LOGO OMITTED]

Phoenix-Seneca
Tax Sensitive Growth Fund

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:
      I hope you'll take time to review the activities and performance for your fund for the last six months. With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. This makes for an opportune time to review your portfolio with your financial advisor to be sure you're positioned to capture the markets' gains.
      As shareholders have already been notified, The Board of Trustees has elected to liquidate the Phoenix-Seneca Tax Sensitive Growth Fund. While the Board realizes closing this fund may be inconvenient for some, we believe that it is in the best interest of shareholders over the long term. For more information on this liquidation, see the "Notes to Financial Statements" section at the end of this report or contact your financial advisor.
      Keep in mind that the best balance of performance and protection requires discipline and diversification 1. As such, international 2, bond, and real estate securities 3 could play important roles in your portfolio.
      Remember, how you react during uncertain markets may be the difference between success and failure -- not just in recovering your losses, but in reaching your long-term goals. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success. To learn more about your investments and investing, visit PhoenixInvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JUNE 16, 2003



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.
2 FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION, LESS
  PUBLIC DISCLOSURE, AS WELL AS ECONOMICAL AND POLITICAL RISKS.
3 REAL ESTATE SECURITIES INCLUDE REAL ESTATE INVESTMENT TRUST MUTUAL FUNDS
  (REITS). REITS INVOLVE RISKS SUCH AS REFINANCING, ECONOMIC CONDITIONS IN THE REAL ESTATE INDUSTRY, CHANGES IN PROPERTY VALUES, DEPENDENCY ON REAL ESTATE MANAGEMENT, AND OTHER RISKS ASSOCIATED WITH A PORTFOLIO THAT CONCENTRATES ITS INVESTMENTS IN ONE SECTOR OR GEOGRAPHIC REGION.

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund .........................................  3
Phoenix-Duff & Phelps Real Estate Securities Fund ........................... 10
Phoenix-Goodwin Emerging Markets Bond Fund .................................. 15
Phoenix-Goodwin Tax-Exempt Bond Fund ........................................ 22
Phoenix-Seneca Tax Sensitive Growth Fund .................................... 28
Notes to Financial Statements ............................................... 34

PHOENIX-ABERDEEN INTERNATIONAL FUND

                           INVESTMENTS AT MAY 31, 2003
                                   (UNAUDITED)



                                                        SHARES       VALUE
                                                       --------    ---------
FOREIGN COMMON STOCKS--96.0%

AUSTRALIA--1.5%
QBE Insurance Group Ltd. (Property & Casualty
Insurance) ..........................................   153,000    $ 895,332

BELGIUM--2.1%
Interbrew (Brewers) .................................    58,000    1,222,431

BRAZIL--1.9%
Companhia Paranaense de Energia-Copel ADR
(Electric Utilities)(b) .............................   168,000      546,000
Unibanco-Uniao de Bancos Brasileiros SA GDR
(Diversified Banks) .................................    30,000      532,800
                                                                 -----------
                                                                   1,078,800
                                                                 -----------

FINLAND--3.6%
Nokia Oyj (Communications Equipment) ................    53,300      959,129
Stora Enso Oyj (Paper Products) .....................   106,000    1,103,336
                                                                 -----------
                                                                   2,062,465
                                                                 -----------

FRANCE--8.8%
Aventis SA (Pharmaceuticals) ........................    17,780      928,063
L'Oreal SA (Household Products) .....................    16,800    1,219,138
Schneider Electric SA (Industrial Machinery) ........    14,270      652,375
Total Fina Elf SA (Oil & Gas Refining, Marketing &
Transportation) .....................................     7,605    1,113,594
Valeo SA (Auto Parts & Equipment) ...................    43,000    1,188,488
                                                                 -----------
                                                                   5,101,658
                                                                 -----------

GERMANY--4.7%
BASF AG (Diversified Chemicals) .....................    22,000      936,677
Bayerische Motoren Werke AG (Automobile
Manufacturers) ......................................    18,390      627,246
Metro AG (Department Stores) ........................    36,600    1,141,598
                                                                 -----------
                                                                   2,705,521
                                                                 -----------

HONG KONG--4.3%
China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services) .........................   356,800      814,365
Giordano International Ltd. (Apparel Retail) ........ 2,599,000      791,488
Swire Pacific Ltd. Class B (Multi-Sector
Holdings) ........................................... 1,307,500      880,188
                                                                 -----------
                                                                   2,486,041
                                                                 -----------


                                                        SHARES        VALUE
                                                       --------     --------
ITALY--6.8%
ENI SpA (Integrated Oil & Gas) ......................   104,568   $1,687,374
Telecom Italia Mobile SpA (Wireless
Telecommunication Services) .........................   166,000      868,814
Telecom Italia SpA (Integrated Telecommunication
Services) ...........................................   147,000    1,358,934
                                                                 -----------
                                                                   3,915,122
                                                                 -----------

JAPAN--18.6%
Canon, Inc. (Office Electronics) ....................    22,000      919,694
Fuji Photo Film Co. Ltd. (Photographic Products) ....    27,000      747,209
Fujikura Ltd. (Industrial Machinery) ................   307,000      880,406
Honda Motor Co. Ltd. (Automobile Manufacturers) .....    20,900      753,137
Kao Corp. (Household Products) ......................    42,000      772,543
Mabuchi Motor Co. Ltd. (Industrial Machinery) .......    11,200      810,936
Nippon Television Network Corp. (Broadcasting &
Cable TV) ...........................................     6,400      626,061
NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ...........................................       270      566,615
Olympus Optical Co. Ltd. (Health Care Equipment) ....    33,000      623,552
Orix Corp. (Consumer Finance) .......................    13,500      645,625
Rohm Co. Ltd. (Semiconductors) ......................     7,700      794,432
Shin-Etsu Chemical Co. Ltd. (Diversified Chemicals) .    28,000      856,820
Takeda Chemical Industries Ltd. (Pharmaceuticals)        27,000    1,058,735
Uni-Charm Corp. (Household Products) ................    16,000      694,285
                                                                 -----------
                                                                  10,750,050
                                                                 -----------

LUXEMBOURG--1.3%
Arcelor (Steel) .....................................    66,873      743,260

MEXICO--1.0%
Telefonos de Mexico SA de CV ADR Series L
(Integrated Telecommunication Services) .............    19,000      575,700

NETHERLANDS--4.8%
IHC Caland NV (Oil & Gas Equipment & Services) ......    18,500      979,353
ING Groep NV (Other Diversified Financial Services) .    42,413      683,405
TPG NV (Air Freight & Couriers) .....................    64,000    1,109,522
                                                                 -----------
                                                                   2,772,280
                                                                 -----------

SINGAPORE--3.9%
City Developments Ltd. (Real Estate Management &
Development) ........................................   533,000    1,210,658
Oversea-Chinese Banking Corp. Ltd. (Diversified
Banks) ..............................................   200,000    1,060,757
                                                                 -----------
                                                                   2,271,415
                                                                 -----------



                        See Notes to Financial Statements                      3

Phoenix-Aberdeen International Fund




                                                        SHARES        VALUE
                                                       --------     --------
SOUTH KOREA--2.1%
Kookmin Bank ADR (Diversified Banks) ................    42,700   $1,220,793

SWEDEN--4.0%
Nordea AB (Diversified Banks) .......................   117,000      594,929
Svenska Handelsbanken AB Class A (Diversified
Banks) ..............................................    35,000      603,748
Volvo AB Class B (Construction, Farm Machinery &
Heavy Trucks) .......................................    52,100    1,099,927
                                                                 -----------
                                                                   2,298,604
                                                                 -----------

SWITZERLAND--6.1%
Nestle SA Registered Shares (Packaged Foods &
Meats) ..............................................     6,150    1,289,090
Swiss Re Registered Shares (Property & Casualty
Insurance) ..........................................    19,200    1,233,878
UBS AG Registered Shares (Diversified Capital
Markets) ............................................    11,300      609,062
Zurich Financial Services AG (Property & Casualty
Insurance)(b) .......................................     3,400      412,460
                                                                 -----------
                                                                   3,544,490
                                                                 -----------

UNITED KINGDOM--20.5%
AstraZeneca plc (Pharmaceuticals) ...................    27,400    1,110,150
BP plc (Integrated Oil & Gas) .......................   225,000    1,540,869
British American Tobacco plc (Tobacco) ..............    59,000      633,624
BT Group plc (Integrated Telecommunication
Services)(b) ........................................   290,100      914,924
Cadbury Schweppes plc (Packaged Foods & Meats) ......    97,000      564,166
GlaxoSmithKline plc (Pharmaceuticals) ...............    90,000    1,776,791
HSBC Holdings plc (Diversified Banks) ...............    46,500      549,282
Prudential plc (Life & Health Insurance) ............   103,500      644,363
Sainsbury (J) plc (Food Retail) .....................   374,500    1,661,220
Shell Transport & Trading Co. plc (Integrated Oil
& Gas) ..............................................   196,000    1,287,678
Standard Chartered plc (Diversified Banks) ..........    15,511      185,638
Vodafone Group plc (Wireless Telecommunication
Services)(b) ........................................   264,000      573,095
Whitbread plc (Restaurants) .........................    41,500      430,386
                                                                 -----------
                                                                  11,872,186
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $62,529,082)                                     55,516,148
----------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                       --------     --------
FOREIGN PREFERRED STOCKS--2.8%

SOUTH KOREA--2.8%
Samsung Electronics Co. Ltd. Pfd. (Semiconductors) ..    12,200   $1,613,516
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $862,226)                                         1,613,516
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $63,391,308)                                     57,129,664
----------------------------------------------------------------------------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------  -------
SHORT-TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
Alcoa, Inc. 1.37%, 6/2/03 .....................   A-1      $405      404,984
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $404,984)                                           404,984
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $63,796,292)                                     57,534,648(a)

Other assets and liabilities, net--0.5%                              280,745
                                                                 -----------
NET ASSETS--100.0%                                               $57,815,393
                                                                 ===========




(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,817,339 and gross depreciation of $11,488,184 for federal income tax purposes. At May 31, 2003, the aggregate cost of securities for federal income tax purposes was $64,205,493.
(b) Non-income producing.

4                       See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Couriers ........................................          2.0%
Apparel Retail ................................................          1.4
Auto Parts & Equipment ........................................          2.1
Automobile Manufacturers ......................................          2.4
Brewers .......................................................          2.1
Broadcasting & Cable TV .......................................          1.1
Communications Equipment ......................................          1.7
Construction, Farm Machinery & Heavy Trucks ...................          1.9
Consumer Finance ..............................................          1.1
Department Stores .............................................          2.0
Diversified Banks .............................................          8.3
Diversified Capital Markets ...................................          1.1
Diversified Chemicals .........................................          3.1
Electric Utilities ............................................          1.0
Food Retail ...................................................          2.9
Health Care Equipment .........................................          1.1
Household Products ............................................          4.7
Industrial Machinery ..........................................          4.1
Integrated Oil & Gas ..........................................          7.9


Integrated Telecommunication Services .........................          5.0%
Life & Health Insurance .......................................          1.1
Multi-Sector Holdings .........................................          1.5
Office Electronics ............................................          1.6
Oil & Gas Equipment & Services ................................          1.7
Oil & Gas Refining, Marketing & Transportation ................          2.0
Other Diversified Financial Services ..........................          1.2
Packaged Foods & Meats ........................................          3.3
Paper Products ................................................          1.9
Pharmaceuticals ...............................................          8.5
Photographic Products .........................................          1.3
Property & Casualty Insurance .................................          4.5
Real Estate Management & Development ..........................          2.1
Restaurants ...................................................          0.8
Semiconductors ................................................          4.2
Steel .........................................................          1.3
Tobacco .......................................................          1.1
Wireless Telecommunication Services ...........................          4.9
                                                                 -----------
                                                                       100.0%
                                                                 ===========




                        See Notes to Financial Statements                      5

Phoenix-Aberdeen International Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $63,796,292)                                 $57,534,648
Cash                                                                  18,460
Receivables
   Fund shares sold                                                  888,681
   Dividends and interest                                            252,426
   Tax reclaims                                                       61,944
Prepaid expenses                                                         209
                                                                 -----------
     Total assets                                                 58,756,368
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                           751,855
   Transfer agent fee                                                 64,732
   Investment advisory fee                                            35,879
   Distribution and service fees                                      17,168
   Financial agent fee                                                 6,209
   Trustees' fee                                                       6,137
Accrued expenses                                                      58,995
                                                                 -----------
     Total liabilities                                               940,975
                                                                 -----------
NET ASSETS                                                       $57,815,393
                                                                 ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                 98,622,024
Undistributed net investment income                                  527,695
Accumulated net realized loss                                    (35,081,013)
Net unrealized depreciation                                       (6,253,313)
                                                                 -----------
NET ASSETS                                                       $57,815,393
                                                                 ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $49,499,405)                7,068,687
Net asset value per share                                              $7.00
Offering price per share $7.00/(1-5.75%)                               $7.43
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,400,497)                 1,143,396
Net asset value and offering price per share                           $6.47
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $915,491)                     142,124
Net asset value and offering price per share                           $6.44


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $ 1,258,424
Interest                                                               5,526
Foreign taxes withheld                                              (140,497)
                                                                 -----------
     Total investment income                                       1,123,453
                                                                 -----------
EXPENSES
Investment advisory fee                                              208,450
Service fees, Class A                                                 59,092
Distribution and service fees, Class B                                37,059
Distribution and service fees, Class C                                 4,505
Financial agent fee                                                   36,310
Transfer agent                                                       155,432
Registration                                                          24,078
Printing                                                              18,920
Custodian                                                             17,059
Professional                                                          16,548
Trustees                                                              13,944
Miscellaneous                                                          4,361
                                                                 -----------
     Total expenses                                                  595,758
                                                                 -----------
NET INVESTMENT INCOME                                                527,695
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized loss on securities                                   (5,494,355)
Net realized gain on foreign currency transactions                    27,978
Net change in unrealized appreciation (depreciation) on
   investments                                                     3,791,964
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (3,740)
                                                                 -----------
NET LOSS ON INVESTMENTS                                           (1,678,153)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(1,150,458)
                                                                 ===========




6                       See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Six Months
                                                                                               Ended
                                                                                              5/31/03       Year Ended
                                                                                            (Unaudited)      11/30/02
                                                                                           -------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                            $     527,695     $   52,722
   Net realized gain (loss)                                                                   (5,466,377)   (11,064,119)
   Net change in unrealized appreciation (depreciation)                                        3,788,224      3,698,882
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (1,150,458)    (7,312,515)
                                                                                             -----------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,967,646 and 5,703,594 shares, respectively)               25,753,353     42,194,763
   Cost of shares repurchased (4,246,221 and 7,674,772 shares, respectively)                 (27,601,049)   (57,767,489)
                                                                                             -----------   ------------
Total                                                                                         (1,847,696)   (15,572,726)
                                                                                             -----------   ------------
CLASS B
   Proceeds from sales of shares (233,140 and 182,349 shares, respectively)                    1,461,681      1,295,670
   Cost of shares repurchased (387,812 and 511,224 shares, respectively)                      (2,384,359)    (3,614,367)
                                                                                             -----------   ------------
Total                                                                                           (922,678)    (2,318,697)
                                                                                             -----------   ------------
CLASS C
   Proceeds from sales of shares (96,887 and 173,231 shares, respectively)                       593,264      1,165,589
   Cost of shares repurchased (109,700 and 214,513 shares, respectively)                        (669,750)    (1,475,330)
                                                                                             -----------   ------------
Total                                                                                            (76,486)      (309,741)
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (2,846,860)   (18,201,164)
                                                                                             -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (3,997,318)   (25,513,679)

NET ASSETS
   Beginning of period                                                                        61,812,711     87,326,390
                                                                                             -----------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $527,695 AND $0,
   RESPECTIVELY]                                                                             $57,815,393   $ 61,812,711
                                                                                             ===========   ============




                       See Notes to Financial Statements                       7

Phoenix-Aberdeen International Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
Net asset value, beginning of period                 $ 7.11       $ 7.92      $11.39      $15.33      $15.98      $13.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.07         0.02       (0.01)      (0.03)       0.04        0.06
   Net realized and unrealized gain (loss)            (0.18)       (0.83)      (2.45)      (1.35)       2.49        3.27
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.11)       (0.81)      (2.46)      (1.38)       2.53        3.33
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --          --       (0.13)      (0.07)         --
   Distributions from net realized gains                 --           --       (1.01)      (2.43)      (3.11)      (1.24)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                 --           --       (1.01)      (2.56)      (3.18)      (1.24)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (0.11)       (0.81)      (3.47)      (3.94)      (0.65)       2.09
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.00       $ 7.11      $ 7.92      $11.39      $15.33      $15.98
                                                     ======       ======      ======      ======      ======      ======

Total return(2)                                       (1.55)%(4)  (10.23)%    (23.67)%    (11.96)%     19.22%      26.17%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $49,499      $52,234     $73,833    $115,219    $151,016    $171,463

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.03 %(3)    1.90 %      1.81 %      1.65 %      1.53%       1.37%
   Net investment income (loss)                        2.03 %(3)    0.19 %     (0.10)%     (0.18)%      0.27%       0.40%
Portfolio turnover                                       17 %(4)      33 %        76 %        86 %        77%        104%

                                                                                        CLASS B
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
Net asset value, beginning of period                 $ 6.60       $ 7.40      $10.78      $14.64      $15.44      $13.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.04        (0.04)      (0.08)      (0.13)      (0.07)      (0.05)
   Net realized and unrealized gain (loss)            (0.17)       (0.76)      (2.29)      (1.27)       2.40        3.17
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.13)       (0.80)      (2.37)      (1.40)       2.33        3.12
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --          --       (0.03)      (0.02)         --
   Distributions from net realized gains                 --           --       (1.01)      (2.43)      (3.11)      (1.24)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                 --           --       (1.01)      (2.46)      (3.13)      (1.24)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (0.13)       (0.80)      (3.38)      (3.86)      (0.80)       1.88
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 6.47       $ 6.60      $ 7.40      $10.78      $14.64      $15.44
                                                     ======       ======      ======      ======      ======      ======

Total return(2)                                       (1.97)%(4)  (10.81)%    (24.24)%    (12.67)%     18.45 %     25.17 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $7,400       $8,562     $12,047     $19,922     $23,694     $17,315

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.78 %(3)    2.65 %      2.56 %      2.40 %      2.29 %      2.11 %
   Net investment income (loss)                        1.17 %(3)   (0.56)%     (0.85)%     (0.93)%     (0.51)%     (0.34)%
Portfolio turnover                                       17 %(4)      33 %        76 %        86 %        77 %       104 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

8                       See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS C
                                                  -------------------------------------------------------------
                                                   SIX MONTHS                                          FROM
                                                      ENDED              YEAR ENDED NOVEMBER 30      INCEPTION
                                                     5/31/03      --------------------------------  3/30/99 TO
                                                   (UNAUDITED)     2002        2001         2000     11/30/99
Net asset value, beginning of period                 $ 6.56       $ 7.37      $10.74      $14.65      $12.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.03        (0.04)      (0.07)      (0.13)      (0.08)
   Net realized and unrealized gain (loss)            (0.15)       (0.77)      (2.29)      (1.26)       1.93
                                                     ------       ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.12)       (0.81)      (2.36)      (1.39)       1.85
                                                     ------       ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --          --          (0.09)   (0.02)
   Distributions from net realized gains                 --           --       (1.01)      (2.43)         --
                                                     ------       ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                 --           --       (1.01)      (2.52)      (0.02)
                                                     ------       ------      ------      ------      ------
Change in net asset value                             (0.12)       (0.81)      (3.37)      (3.91)       1.83
                                                     ------       ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 6.44       $ 6.56      $ 7.37      $10.74      $14.65
                                                     ======       ======      ======      ======      ======

Total return(2)                                       (1.83)%(4)  (10.99)%    (24.23)%    (12.63)%     14.41 %(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $915       $1,017      $1,446      $2,037      $1,137
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.78 %(3)    2.65 %      2.56 %      2.40 %      2.30 %(3)
   Net investment income (loss)                        1.14 %(3)   (0.56)%     (0.81)%     (0.90)%     (0.85)%(3)
Portfolio turnover                                       17 %(4)      33 %        76 %        86 %        77 %(4)



(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements                      9

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                           INVESTMENTS AT MAY 31, 2003
                                   (UNAUDITED)




                                                        SHARES        VALUE
                                                       --------     --------
COMMON STOCKS--94.1%

REAL ESTATE INVESTMENT TRUSTS--94.1%

DIVERSIFIED--8.5%
Colonial Properties Trust ...........................    75,849  $ 2,654,715
iStar Financial, Inc. ...............................   174,035    5,743,155
Vornado Realty Trust ................................   125,747    5,306,523
----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                 13,704,393
----------------------------------------------------------------------------

HEALTH CARE--3.2%
Health Care Property Investors, Inc. ................    43,488    1,705,164
Health Care REIT, Inc. ..............................    59,266    1,763,756
Healthcare Realty Trust, Inc. .......................    57,492    1,670,143
----------------------------------------------------------------------------
TOTAL HEALTH CARE                                                  5,139,063
----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--25.0%

INDUSTRIAL--9.6%
CenterPoint Properties Trust ........................   123,092    7,317,819
Keystone Property Trust .............................    20,537      372,747
ProLogis ............................................   293,660    7,896,517
                                                                 -----------
                                                                  15,587,083
                                                                 -----------

MIXED--1.5%
Duke Realty Corp. ...................................    59,282    1,682,423
Reckson Associates Realty Corp. .....................    40,413      818,363
                                                                 -----------
                                                                   2,500,786
                                                                 -----------

OFFICE--13.9%
Alexandria Real Estate Equities, Inc. ...............   101,950    4,516,385
Boston Properties, Inc. .............................   121,794    5,105,605
Corporate Office Properties Trust ...................   330,482    5,248,054
Equity Office Properties Trust ......................    68,586    1,845,649
SL Green Realty Corp. ...............................   165,883    5,729,599
                                                                 -----------
                                                                  22,445,292
                                                                 -----------
----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           40,533,161
----------------------------------------------------------------------------

LODGING/RESORTS--1.0%
Hospitality Properties Trust ........................    52,047    1,644,165


                                                        SHARES        VALUE
                                                       --------     --------
RESIDENTIAL--12.8%

APARTMENTS--12.8%
Apartment Investment & Management Co. Class A .......    19,328  $   680,925
Archstone-Smith Trust ...............................    45,593    1,083,290
Camden Property Trust ...............................    41,104    1,427,953
Equity Residential ..................................    60,845    1,611,175
Essex Property Trust, Inc. ..........................    60,172    3,429,202
Home Properties of New York, Inc. ...................   100,802    3,618,792
Town & Country Trust (The) ..........................   151,301    3,455,715
United Dominion Realty Trust, Inc. ..................   316,186    5,406,781
----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 20,713,833
----------------------------------------------------------------------------

RETAIL--41.6%

FREE STANDING--1.4%
Realty Income Corp. .................................    60,900    2,292,885

REGIONAL MALLS--18.8%
CBL & Associates Properties, Inc. ...................   175,992    7,631,013
General Growth Properties, Inc. .....................   134,449    7,885,434
Macerich Co. (The) ..................................   221,096    7,627,812
Simon Property Group, Inc. ..........................   192,755    7,251,443
                                                                 -----------
                                                                  30,395,702
                                                                 -----------

SHOPPING CENTERS--21.4%
Chelsea Property Group, Inc. ........................   249,423   10,366,020
Developers Diversified Realty Corp. .................   290,927    8,212,869
Kimco Realty Corp. ..................................    13,738      513,801
Pan Pacific Retail Properties, Inc. .................   168,014    6,601,270
Tanger Factory Outlet Centers, Inc. .................    96,478    3,116,240
Weingarten Realty Investors .........................   144,187    5,959,249
                                                                 -----------
                                                                  34,769,449
                                                                 -----------
----------------------------------------------------------------------------
TOTAL RETAIL                                                      67,458,036
----------------------------------------------------------------------------

SELF STORAGE--2.0%
Public Storage, Inc. ................................    28,018      957,375
Shurgard Storage Centers, Inc. Class A ..............    69,602    2,358,116
----------------------------------------------------------------------------
TOTAL SELF STORAGE                                                 3,315,491
----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $134,492,545)                                   152,508,142
----------------------------------------------------------------------------




10                      See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund




                                                        SHARES        VALUE
                                                       --------     --------
REAL ESTATE OPERATING COMPANIES--0.0%

DIVERSIFIED--0.0%
Vornado Operating, Inc.(b) ..........................     4,075  $     3,260
----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $32,600)                                              3,260
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $134,525,145)                                   152,511,402
----------------------------------------------------------------------------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)
                                               --------  -------
SHORT-TERM OBLIGATIONS--3.9%

FEDERAL AGENCY SECURITIES--1.3%
Fannie Mae 1.17%, 6/4/03 ...................             $2,124    2,123,793

COMMERCIAL PAPER--2.6%
Corporate Asset Funding Co. 1.34%, 6/2/03 ..      A-1+    3,245    3,244,879
UBS Finance DE LLC 1.24%, 6/4/03 ...........      A-1+      910      909,906
                                                                 -----------
                                                                   4,154,785
                                                                 -----------

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,278,578)                                       6,278,578
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $140,803,723)                                   158,789,980(a)
Other assets and liabilities, net--2.0%                            3,235,884
                                                                ------------
NET ASSETS--100.0%                                              $162,025,864
                                                                ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,823,316 and gross depreciation of $686,531 for federal income tax purposes. At May 31, 2003, the aggregate cost of securities for federal income tax purposes was $140,653,195.
(b) Non-income producing.

                        See Notes to Financial Statements                     11

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $140,803,723)                               $158,789,980
Cash                                                                   2,242
Receivables
   Fund shares sold                                                3,307,203
   Dividends                                                         389,130
Prepaid expenses                                                         147
                                                                ------------
     Total assets                                                162,488,702
                                                                ------------
LIABILITIES
Payables
   Fund shares repurchased                                           258,752
   Investment advisory fee                                           105,026
   Distribution and service fees                                      48,393
   Transfer agent fee                                                 12,765
   Trustees' fee                                                      10,235
   Financial agent fee                                                 6,137
   Payable to adviser                                                  1,522
Accrued expenses                                                      20,008
                                                                ------------
     Total liabilities                                               462,838
                                                                ------------
NET ASSETS                                                      $162,025,864
                                                                ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $142,576,195
Undistributed net investment income                                1,431,991
Accumulated net realized gain                                         31,421
Net unrealized appreciation                                       17,986,257
                                                                ------------
NET ASSETS                                                      $162,025,864
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $136,146,110)               8,009,109
Net asset value and offering price per share                          $17.00
Offering price per share $17.00/(1-5.75%)                             $18.04

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $25,879,754)                1,536,019
Net asset value and offering price per share                          $16.85


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $ 3,579,607
Interest                                                              54,351
                                                                 -----------
     Total investment income                                       3,633,958
                                                                 -----------
EXPENSES
Investment advisory fee                                              432,602
Service fees, Class A                                                118,888
Distribution and service fees, Class B                               101,252
Financial agent fee                                                   54,897
Transfer agent                                                        82,016
Professional                                                          15,047
Trustees                                                              13,944
Printing                                                              13,591
Registration                                                          12,259
Custodian                                                              8,407
Miscellaneous                                                          4,573
                                                                 -----------
     Total expenses                                                  857,476
     Less expenses borne by investment adviser                       (31,642)
     Custodian fees paid indirectly                                      (51)
                                                                 -----------
     Net expenses                                                    825,783
                                                                 -----------
NET INVESTMENT INCOME                                              2,808,175
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain                                                      7,426
Net change in unrealized appreciation (depreciation) on
   investments                                                    12,231,777
                                                                 -----------
NET GAIN ON INVESTMENTS                                           12,239,203
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $15,047,378
                                                                 ===========




12                      See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months
                                                                                               Ended
                                                                                              5/31/03       Year Ended
                                                                                            (Unaudited)      11/30/02
                                                                                          --------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  2,808,175   $  1,968,686
   Net realized gain (loss)                                                                        7,426        721,365
   Net change in unrealized appreciation (depreciation)                                       12,231,777      1,881,577
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                15,047,378      4,571,628
                                                                                            ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,629,748)    (1,283,478)
   Net investment income, Class B                                                               (293,102)      (506,698)
   Net realized long term gains, Class A                                                        (554,458)    (1,027,500)
   Net realized long term gains, Class B                                                        (142,395)      (572,051)
                                                                                            ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (2,619,703)    (3,389,727)
                                                                                            ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (5,510,440 and 2,399,995 shares, respectively)               86,954,688     37,024,098
   Net asset value of shares issued from reinvestment of distributions
     (125,117 and 141,173 shares, respectively)                                                1,949,681      2,105,658
   Cost of shares repurchased (925,474 and 694,050 shares, respectively)                     (14,704,317)   (10,634,121)
                                                                                            ------------   ------------
Total                                                                                         74,200,052     28,495,635
                                                                                            ------------   ------------
CLASS B
   Proceeds from sales of shares (529,511 and 457,929 shares, respectively)                    8,397,349      7,029,767
   Net asset value of shares issued from reinvestment of distributions
     (24,814 and 66,564 shares, respectively)                                                    382,225        977,666
   Cost of shares repurchased (181,579 and 192,916 shares, respectively)                      (2,804,997)    (2,934,327)
                                                                                            ------------   ------------
Total                                                                                          5,974,577      5,073,106
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  80,174,629     33,568,741
                                                                                            ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      92,602,304     34,750,642

NET ASSETS
   Beginning of period                                                                        69,423,560     34,672,918
                                                                                            ------------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,431,991 AND $546,666, RESPECTIVELY]                                                 $162,025,864   $ 69,423,560
                                                                                            ============   ============



                        See Notes to Financial Statements                     13

Phoenix-Duff & Phelps Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
Net asset value, beginning of period                 $15.59       $15.23      $14.42      $11.11      $12.25      $16.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.40(2)      0.69(2)     0.58(2)     0.53        0.51(2)     0.55(2)
   Net realized and unrealized gain (loss)             1.42         1.04        0.81        3.26       (1.07)      (3.18)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.82         1.73        1.39        3.79       (0.56)      (2.63)
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.29)       (0.68)      (0.58)      (0.48)      (0.58)      (0.44)
   Distributions from net realized gains              (0.12)       (0.69)         --          --          --       (1.07)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.41)       (1.37)      (0.58)      (0.48)      (0.58)      (1.51)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              1.41         0.36        0.81        3.31       (1.14)      (4.14)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $17.00       $15.59      $15.23      $14.42      $11.11      $12.25
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       11.96%(7)    12.05%       9.85%      35.14%      (4.69)%    (17.42)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $136,146      $51,440     $22,108     $22,207     $17,014     $24,686

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                               1.30%(5)(6)  1.30%       1.30%(5)    1.30%       1.30 %      1.31 %
   Net investment income (loss)                        5.01%(6)     4.48%       3.97%       4.14%       4.30 %      3.79 %
Portfolio turnover                                        5%(7)       14%         39%         17%         22 %        11 %

                                                                                     CLASS B
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
Net asset value, beginning of period                 $15.46       $15.11      $14.29      $11.04      $12.19      $16.32
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.33(2)      0.57(2)     0.48(2)     0.42        0.42(2)     0.43(2)
   Net realized and unrealized gain (loss)             1.42         1.03        0.80        3.24       (1.06)      (3.15)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.75         1.60        1.28        3.66       (0.64)      (2.72)
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.24)       (0.56)      (0.46)      (0.41)      (0.51)      (0.34)
   Distributions from net realized gains              (0.12)       (0.69)         --          --          --       (1.07)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.36)       (1.25)      (0.46)      (0.41)      (0.51)      (1.41)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              1.39         0.35        0.82        3.25       (1.15)      (4.13)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $16.85       $15.46      $15.11      $14.29      $11.04      $12.19
                                                     ======       ======      ======      ======      ======      ======

Total return(1)                                       11.53%(7)    11.23%       9.09%      34.05%      (5.38)%    (18.01)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $25,880      $17,984     $12,565     $13,184     $12,241     $18,237
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                               2.05%(5)(6)  2.05%       2.05%(5)    2.05%       2.05 %      2.06 %
   Net investment income (loss)                        4.20%(6)     3.70%       3.25%       3.44%       3.54 %      3.07 %
Portfolio turnover                                        5%(7)       14%         39%         17%         22 %        11 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35%, 1.61%, 1.76%, 1.79%, 1.75%, and 1.52% for the periods ended May 31, 2003 and
    November 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10%, 2.37%, 2.52%, 2.54%, 2.50% and 2.27% for the periods ended May 31, 2003 and
    November 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

14                      See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                           INVESTMENTS AT MAY 31, 2003
                                   (UNAUDITED)



                                                           PAR
                                                MOODY'S   VALUE
                                                RATING    (000)      VALUE
                                                -------  ------  -----------
CORPORATE BONDS--2.2%

DIVERSIFIED METALS & MINING--2.2%
Freeport - McMoRan Copper & Gold, Inc.
144A 10.125%, 2/1/10(c) ....................        B    $2,000  $ 2,222,000

----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $2,043,975)                                       2,222,000
----------------------------------------------------------------------------


FOREIGN GOVERNMENT SECURITIES--85.2%

ARGENTINA--1.1%
Republic of Argentina 1.369%, 8/3/12(b) ....       CC(g)  2,000    1,067,000

AUSTRIA--1.2%
Republic of Austria Series 98 2 4.30%,
7/15/03 ....................................      Aaa     1,000(e) 1,178,608

BRAZIL--22.9%
Federal Republic of Brazil 11%, 8/17/40(h) .        B     6,000    5,550,000

Federal Republic of Brazil PIK Interest
Capitalization 8%, 4/15/14(h) ..............        B    19,087   17,035,018
                                                                 -----------
                                                                  22,585,018
                                                                 -----------

COLOMBIA--5.1%
Republic of Colombia 11.75%, 2/25/20(h) ....       Ba     4,000    5,038,000

ECUADOR--3.3%
Republic of Ecuador RegS 6%, 8/15/30(b) ....      Caa     5,000    3,212,500

MEXICO--8.1%
United Mexican States 4.625%, 10/8/08(h) ...      Baa     1,000    1,029,000
United Mexican States 6.625%, 3/3/15(h) ....      Baa     1,000    1,080,000
United Mexican States 11.375%, 9/15/16(h) ..      Baa     4,000    5,876,000
                                                                 -----------
                                                                   7,985,000
                                                                 -----------

NEW ZEALAND--0.7%
Government of New Zealand Series 404 8%,
4/15/04 ....................................      Aaa     1,250(f)   740,276

NIGERIA--1.2%
Nigeria Promissory Notes Series RC 5.092%,
1/5/10 .....................................       NR     1,364    1,169,894


                                                           PAR
                                                MOODY'S   VALUE
                                                RATING    (000)      VALUE
                                                -------  ------  -----------
PANAMA--2.2%
Republic of Panama 8.875%, 9/30/27(h) ......       Ba  $  2,000  $ 2,165,000

PERU--3.2%
Republic of Peru 9.875%, 2/6/15 ............       Ba     2,000    2,295,000
Republic of Peru PDI 5%, 3/7/17(b) .........       Ba       960      835,200
                                                                 -----------
                                                                   3,130,200
                                                                 -----------

PHILIPPINES--4.6%
Republic of Philippines 9%, 2/15/13 ........       Ba     1,000    1,077,500
Republic of Philippines 10.625%, 3/16/25 ...       Ba     3,000    3,480,000
                                                                 -----------
                                                                   4,557,500
                                                                 -----------

RUSSIA--15.6%
Russian Federal Loan OFZ Series 27018
14%, 9/14/05(b) ............................       Ba    22,500(j)   824,869

Russian Federation RegS 10%, 6/26/07 .......       Ba     2,000    2,450,000
Russian Federation RegS 11%, 7/24/18 .......       Ba     2,000    2,877,500
Russian Federation RegS 12.75%, 6/24/28 ....       Ba     2,000    3,400,000
Russian Federation RegS 5%, 3/31/30(b) .....       Ba     6,000    5,878,125
                                                                 -----------
                                                                  15,430,494
                                                                 -----------

SOUTH AFRICA--2.4%
Republic of South Africa 5.25%, 5/16/13 ....      Baa     2,000(e) 2,345,220

TURKEY--6.5%
Republic of Turkey 11.50%, 1/23/12 .........        B     1,100    1,163,250
Republic of Turkey 11%, 1/14/13 ............        B     1,000    1,027,500
Republic of Turkey 11.875%, 1/15/30(h) .....        B     4,000    4,275,000
                                                                 -----------
                                                                   6,465,750
                                                                 -----------

UKRAINE--0.8%
Government of Ukraine RegS 11%, 3/15/07 ....        B       747      834,404

URUGUAY--1.7%
Letras de Tesoreria Series UYP 0%,
1/19/04 ....................................       NR    10,000(d)   281,893

Republic of Uruguay 7.25%, 2/15/11 .........       NR     1,000      740,000
Republic of Uruguay 7.50%, 3/15/15 .........       NR     1,000      690,000
                                                                 -----------
                                                                   1,711,893
                                                                 -----------




                        See Notes to Financial Statements                    15

Phoenix-Goodwin Emerging Markets Bond Fund



                                                           PAR
                                                MOODY'S   VALUE
                                                RATING    (000)      VALUE
                                                -------  ------  -----------
VENEZUELA--4.6%
Republic of Venezuela 9.25%, 9/15/27 .......      Caa   $ 2,000 $  1,435,000

Republic of Venezuela DCB Series DL
2.313%, 12/18/07(b) ........................      CCC+(g) 3,810    3,084,527
                                                                 -----------
                                                                   4,519,527
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $78,865,049)                                     84,136,284
----------------------------------------------------------------------------


FOREIGN CORPORATE BONDS--12.5%

INDONESIA--2.1%
MEI Euro Finance Ltd. 144A 8.75%, 5/22/10
(Oil & Gas Exploration & Production)(c) ....        B     2,000    2,060,000

NETHERLANDS--3.7%
Alfa - Russia Finance BV 10.75%, 11/19/05
(Diversified Banks) ........................        B     2,000    2,162,500

Turanalem Finance BV 144A 7.875%, 6/2/10
(Diversified Banks)(c) .....................      Baa     1,500    1,486,875
                                                                 -----------
                                                                   3,649,375
                                                                 -----------

RUSSIA--2.3%
Gazprom Oao RegS 9.625%, 3/1/13
(Gas Utilities) ............................        B+(g) 2,000    2,272,500

TUNISIA--1.9%
Central Bank of Tunisia 6.25%, 2/20/13
(Diversified Banks)(h) .....................      Baa     1,500(   1,883,292

TURKEY--1.4%
European Bank for Reconstruction and
Development 0%, 5/12/05 (Diversified
Banks) .....................................      Aaa     3,000    1,374,900

UKRAINE--1.1%
Kyivstar GSM RegS 12.75%, 11/21/05
(Integrated Telecommunication Services)             B     1,000    1,113,750
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,959,399)                                     12,353,817
----------------------------------------------------------------------------


                                                        SHARES        VALUE
                                                       --------     --------
FOREIGN COMMON STOCKS--0.0%

RUSSIA--0.0%
JSC Severstal - Avto (Automobile
Manufacturers)(i),(k),(l) ..................              4,675   $        0

Severstal - Resurs (Diversified Metals &
Mining)(i),(k),(l) .........................              4,675            0
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------


                                                        NUMBER
                                                          OF
                                                       CONTRACTS
                                                       ---------
OPTIONS--0.5%
Federal Republic of Brazil PIK Interest
Capitalization Call Option 7/14/03 $90.375
(Par subject to call $3,000,000) ....................       300       46,178

Republic of Venezuela Call Option 7/14/03 $69.75
(Par subject to call $1,000,000) ....................       100       31,200

Russian Federation RegS Call Option 6/13/03
$89.375 (Par subject to call $2,000,000) ............       200      170,000

Russian Federation RegS Call Option 7/14/03
$93.6875 (Par subject to call $1,000,000) ...........       100       45,000

Russian Federation RegS Call Option 7/24/03
$88.5625 (Par subject to call $2,000,000) ...........       200      186,500
----------------------------------------------------------------------------
TOTAL OPTIONS
(IDENTIFIED COST $177,578)                                           478,878
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.4%
(IDENTIFIED COST $93,046,001)                                     99,190,979
----------------------------------------------------------------------------





16                     See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund




                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)      VALUE
                                              ---------  ------  -----------
SHORT-TERM OBLIGATIONS--5.5%

COMMERCIAL PAPER--5.5%
Alcoa, Inc. 1.35%, 6/2/03 ..................      A-1    $2,550 $  2,549,904
UBS Finance DE LLC 1.24%, 6/4/03 ...........      A-1+    2,905    2,904,700
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,454,604)                                       5,454,604
----------------------------------------------------------------------------

TOTAL INVESTMENTS--105.9%
(IDENTIFIED COST $98,500,605)                                   $104,645,583(a)

Other assets and liabilities, net--(5.9)%                         (5,870,979)
                                                                ------------
NET ASSETS--100.0%                                              $ 98,774,604
                                                                ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,676,323 and gross depreciation of $1,141,772 for federal income tax purposes. At May 31, 2003, the aggregate cost of securities for federal income tax purposes was $99,111,032.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, these securities amounted to a value of $5,768,875 or 5.8% of net assets.
(d) Par value represents Uruguay Peso.
(e) Par value represents Euro.
(f) Par value represents New Zealand Dollar.
(g) As rated by Standard & Poor's or Fitch.
(h) All or a portion segregated as collateral for swaps transactions, options and forward currency contracts.
(i) Non-income producing.
(j) Par value represents Russian Rouble.
(k) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2003, these securities, which are included in illiquid securities below, amounted to $0 or 0% of net assets.
(l) Illiquid. At May 31, 2003, these securities amounted to a value of $0 or 0% of net assets.

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $98,500,605)                                $104,645,583
Cash                                                                 753,993
Foreign currency at value
   (Identified cost $15,536)                                          13,068
Receivables
   Dividends and interest                                          1,913,867
   Investment securities sold                                      1,261,752
   Fund shares sold                                                  179,683
Prepaid expenses                                                         242
                                                                ------------
     Total assets                                                108,768,188
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 9,315,739
   Fund shares repurchased                                           145,572
   Net unrealized depreciation on swap agreements                    213,000
   Net interest payable for swap agreements                           65,140
   Investment advisory fee                                            61,856
   Distribution and service fees                                      56,705
   Payable for forward currency contracts                             48,045
   Transfer agent fee                                                 20,799
   Financial agent fee                                                 7,840
   Trustees' fee                                                       6,137
   Foreign taxes payable                                                 206
Accrued expenses                                                      52,545
                                                                ------------
     Total liabilities                                             9,993,584
                                                                ------------
NET ASSETS                                                      $ 98,774,604
                                                                ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $137,980,172
Distributions in excess of net investment income                     (40,698)
Accumulated net realized loss                                    (45,099,868)
Net unrealized appreciation                                        5,934,998
                                                                ------------
NET ASSETS                                                      $ 98,774,604
                                                                ------------

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $41,372,522)                5,267,124
Net asset value per share                                              $7.85
Offering price per share $7.85/(1-4.75%)                               $8.24

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $51,161,374)                6,640,620
Net asset value and offering price per share                           $7.70

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,240,708)                   805,219
Net asset value and offering price per share                           $7.75


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $ 4,273,645
Dividends                                                             17,354
Foreign taxes withheld                                               (37,321)
                                                                 -----------
     Total investment income                                       4,253,678
                                                                 -----------
EXPENSES
Investment advisory fee                                              324,242
Service fees, Class A                                                 43,190
Distribution and service fees, Class B                               237,353
Distribution and service fees, Class C                                22,212
Financial agent fee                                                   45,872
Transfer agent                                                        57,697
Custodian                                                             42,016
Professional                                                          16,990
Registration                                                          15,957
Trustees                                                              13,944
Printing                                                              11,456
Miscellaneous                                                          7,172
                                                                 -----------
     Total expenses                                                  838,101
     Custodian fees paid indirectly                                   (1,974)
                                                                 -----------
     Net expenses                                                    836,127
                                                                 -----------
NET INVESTMENT INCOME                                              3,417,551
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   11,262,315
Net realized gain on written options                                 150,447
Net realized loss on swaps                                          (105,874)
Net realized loss on foreign currency transactions                  (216,334)
Net change in unrealized appreciation (depreciation)
   on investments                                                  1,579,305
Net change in unrealized appreciation (depreciation)
   on options                                                        273,878
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                  (247,000)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 74,259
                                                                 -----------
NET GAIN ON INVESTMENTS                                           12,770,996
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $16,188,547
                                                                 ===========



18                   See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/03      Year Ended
                                                                                              (Unaudited)     11/30/02
                                                                                          --------------  --------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ 3,417,551   $  7,939,423
   Net realized gain (loss)                                                                   11,090,554     (1,496,278)
   Net change in unrealized appreciation (depreciation)                                        1,680,442      4,317,383
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                16,188,547     10,760,528
                                                                                             -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,484,450)    (2,723,965)
   Net investment income, Class B                                                             (1,891,243)    (3,869,297)
   Net investment income, Class C                                                               (185,128)      (233,752)
   Tax return of capital, Class A                                                                     --       (697,813)
   Tax return of capital, Class B                                                                     --       (991,219)
   Tax return of capital, Class C                                                                     --        (59,882)
                                                                                             -----------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (3,560,821)    (8,575,928)
                                                                                             -----------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,457,424 and 2,994,409 shares, respectively)               10,643,150     20,871,690
   Net asset value of shares issued from reinvestment of distributions
     (88,068 and 217,086 shares, respectively)                                                   634,059      1,486,479
   Cost of shares repurchased (892,841 and 3,185,520 shares, respectively)                    (6,379,628)   (21,909,472)
                                                                                             -----------   ------------
Total                                                                                          4,897,581        448,697
                                                                                             -----------   ------------
CLASS B
   Proceeds from sales of shares (177,888 and 740,468 shares, respectively)                    1,273,785      5,037,710
   Net asset value of shares issued from reinvestment of distributions
     (87,448 and 228,887 shares, respectively)                                                   615,307      1,534,789
   Cost of shares repurchased (639,242 and 1,444,637 shares, respectively)                    (4,452,760)    (9,566,955)
                                                                                             -----------   ------------
   Total                                                                                      (2,563,668)    (2,994,456)
                                                                                             -----------   ------------
CLASS C
   Proceeds from sales of shares (371,916 and 210,236 shares, respectively)                    2,630,732      1,416,542
   Net asset value of shares issued from reinvestment of distributions
     (9,613 and 12,809 shares, respectively)                                                      69,236         86,195
   Cost of shares repurchased ((9,959) and 177,625 shares, respectively)                          64,121     (1,188,951)
                                                                                             -----------   ------------
   Total                                                                                       2,764,089        313,786
                                                                                             -----------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   5,098,002     (2,231,973)
                                                                                             -----------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      17,725,728        (47,373)

NET ASSETS
   Beginning of period                                                                        81,048,876     81,096,249
                                                                                             -----------   ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($40,698) AND $102,572, RESPECTIVELY]            $98,774,604   $ 81,048,876
                                                                                             ===========   ============

                        See Notes to Financial Statements                     19

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                   (UNAUDITED)    2002(7)      2001        2000        1999        1998
Net asset value, beginning of period                 $ 6.80       $ 6.58      $ 6.96      $ 7.69      $ 7.20      $12.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.30(2)      0.67        0.90        1.32(2)     1.23        1.32
   Net realized and unrealized gain (loss)             1.06         0.26       (0.36)      (1.05)       0.40       (4.22)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.36         0.93        0.54        0.27        1.63       (2.90)
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.31)       (0.57)      (0.92)      (1.00)      (1.14)      (2.16)
   Distributions from net realized gains                 --           --          --          --          --       (0.23)
   Return of capital                                     --        (0.14)         --          --          --       (0.35)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.31)       (0.71)      (0.92)      (1.00)      (1.14)      (2.74)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              1.05         0.22       (0.38)      (0.73)       0.49       (5.64)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.85       $ 6.80      $ 6.58      $ 6.96      $ 7.69      $ 7.20
                                                     ======       ======      ======      ======      ======      ======

Total return(1)                                       20.46%(9)    14.55%       7.42%       2.44%      25.63%     (27.20)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $41,373      $31,401     $30,202     $32,344     $54,849     $41,725
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.49%(6)(8)  1.58%(5)    1.58%(4)    1.51%(3)    1.56%       1.43 %
   Net investment income                               8.35%(8)     9.67%      13.09%      16.47%      17.96%      13.74 %
Portfolio turnover                                      282%(9)      588%        932%        528%        326%        405 %

                                                                                     CLASS B
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                   (UNAUDITED)    2002(7)      2001        2000        1999        1998
Net asset value, beginning of period                 $ 6.68       $ 6.47      $ 6.86      $ 7.60      $ 7.13      $12.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.27(2)      0.60        0.84        1.29(2)     1.17        1.23
   Net realized and unrealized gain (loss)             1.03         0.27       (0.37)      (1.09)       0.40       (4.18)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.30         0.87        0.47        0.20        1.57       (2.95)
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.28)       (0.53)      (0.86)      (0.94)      (1.10)      (2.13)
   Distributions from net realized gains                 --           --          --          --          --       (0.23)
   Return of capital                                     --        (0.13)         --          --          --       (0.33)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.28)       (0.66)      (0.86)      (0.94)      (1.10)      (2.69)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              1.02         0.21       (0.39)      (0.74)       0.47       (5.64)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.70       $ 6.68      $ 6.47      $ 6.86      $ 7.60      $ 7.13
                                                     ======       ======      ======      ======      ======      ======

Total return(1)                                       19.95%(9)    13.80%       6.68%       1.60%      24.52%     (27.86)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $51,161      $46,865     $48,495     $51,112     $58,453     $37,270
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.24%(6)(8)  2.33%(5)    2.33%(4)    2.26%(3)    2.31%       2.20 %
   Net investment income                               7.61%(8)     8.91%      12.35%      16.10%      17.04%      12.98 %
Portfolio turnover                                      282%(9)      588%        932%        528%        326%        405 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.50% for Class A and would not significantly differ for Class B.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.57% for Class A and 2.32% for Class B.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.48% for Class A and 2.23% for Class B.
(7) As required, effective December 1, 2001, the Fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 9.79% to 9.67% and from 9.02% to 8.91% for Class A and Class B respectively, decrease the net investment income (loss) per share from 0.67 to 0.65 and from 0.61 to 0.60 for Class A and Class B, respectively, and increase the net realized an unrealized gain (loss) per share from 0.27 to 0.28 and from 0.26 to 0.27 for Class A and Class B, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(8) Annualized.
(9) Not annualized.

20                     See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                  --------------------------------------------------------------------------
                                                   SIX MONTHS                                                      FROM
                                                      ENDED                 YEAR ENDED NOVEMBER 30               INCEPTION
                                                     5/31/03    ---------------------------------------------   3/26/98 TO
                                                   (UNAUDITED)   2002(5)       2001        2000        1999      11/30/98
Net asset value, beginning of period                 $ 6.73       $ 6.51      $ 6.89      $ 7.63      $ 7.17      $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.27(2)      0.61        0.85        1.25(2)     1.17        0.85(2)
   Net realized and unrealized gain (loss)             1.03         0.27       (0.37)      (1.05)       0.39       (5.10)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.30         0.88        0.48        0.20        1.56       (4.25)
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.28)       (0.53)      (0.86)      (0.94)      (1.10)      (0.66)
   Distributions from net realized gains                 --           --          --          --          --          --
   Return of capital                                     --        (0.13)         --          --          --       (0.17)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.28)       (0.66)      (0.86)      (0.94)      (1.10)      (0.83)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              1.02         0.22       (0.38)      (0.74)       0.46       (5.08)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.75       $ 6.73      $ 6.51      $ 6.89      $ 7.63      $ 7.17
                                                     ======       ======      ======      ======      ======      ======

Total return(1)                                       19.80%(7)    13.88%       6.65%       1.73%      24.40%     (35.33)%(7)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $6,241       $2,783      $2,399      $2,365      $3,010      $1,205
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.24%(4)(6)  2.33%(3)    2.33%(3)    2.26%(3)    2.31%(3)    2.29 %(6)
   Net investment income                               7.61%(6)     8.83%      12.37%      15.99%      16.47%      15.59 %(6)
Portfolio turnover                                      282%(7)      588%        932%        528%        326%        405 %(7)


(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 2.23%.
(5) As required, effective December 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 8.95% to 8.83%. There was no effect on net investment income (loss) per share and net realized and unrealized gain
    (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements                     21

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                           INVESTMENTS AT MAY 31, 2003
                                   (UNAUDITED)




                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------
MUNICIPAL BONDS--95.5%

ALABAMA--4.1%
Birmingham Capital Improvement General
Obligation Series A 5.50%, 8/1/25 ..........       AA  $  1,000  $ 1,094,870

Jefferson County Sewer Revenue Series D
5.75%, 2/1/27 Prerefunded 2/1/07 @101 ......      AAA     2,000    2,301,020
                                                                 -----------
                                                                   3,395,890
                                                                 -----------

ARKANSAS--0.6%
Drew County Public Facilities Board Single
Family Mortgage Revenue Series A-2 7.90%,
8/1/11 (FNMA Collateralized) ...............      Aaa(b)    101      104,671

Jacksonville Residential Housing Facilities
Board Single Family Mortgage Revenue
Series A-2 7.90%, 1/1/11 (FNMA
Collateralized) ............................      Aaa(b)    171      176,244

Lonoke County Residential Housing Facilities
Board Single Family Mortgage Revenue
Series A-2 7.90%, 4/1/11 (FNMA
Collateralized) ............................      Aaa(b)    155      164,932

Stuttgart Public Facilities Board Single Family
Mortgage Revenue Series A-2 7.90%, 9/1/11
(FNMA Collateralized) ......................      Aaa(b)     52       53,779
                                                                 -----------
                                                                     499,626
                                                                 -----------

CALIFORNIA--15.3%
Benicia Unified School District Capital
Appreciation General Obligation Series B
0%, 8/1/25 (MBIA Insured) ..................      AAA     3,600    1,226,231

California State Department of Water Resource
Power Supply Revenue Series A 5%, 5/1/08
(MBIA Insured) .............................      AAA     1,000    1,124,360

California State Department of Water Resource
Power Supply Revenue Series A 5.25%,
5/1/09 (MBIA Insured) ......................      AAA       750      859,020

Los Angeles Unified School District Election
of 1997 General Obligation Series E 5.125%,
1/1/27 .....................................      AAA     2,120    2,275,587

Riverside County Single Family Revenue
Series B Escrowed to Maturity 8.625%, 5/1/16
(GNMA Collateralized)(d) ...................      AAA     4,300    6,509,211

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

CALIFORNIA--CONTINUED
South Gate Utility Authority Revenue 0%,
10/1/19 (FGIC Insured) .....................      AAA  $  1,385  $   669,800
                                                                 -----------
                                                                  12,664,209
                                                                 -----------

COLORADO--3.4%
Jefferson County School District No R-0001
General Obligation Series A 5.25%, 12/15/11
(FGIC Insured) .............................      AAA     2,500    2,849,425

CONNECTICUT--3.2%
Mashantucket Western Pequot Tribe Special
Revenue Series A 144A Escrowed to Maturity
6.50%, 9/1/05(c) ...........................      AAA       845      945,141

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A Escrowed to Maturity
6.50%, 9/1/06(c) ...........................      AAA       495      574,378

Mashantucket Western Pequot Tribe Special
Revenue Series B 144A 5.60%, 9/1/09(c) .....      Baa(b)  1,000    1,108,550
                                                                 -----------
                                                                   2,628,069
                                                                 -----------

FLORIDA--3.7%
Florida State Board of Education Capital Outlay
General Obligation Series A 5.25%, 6/1/16 ..       AA+    1,250    1,368,838

Florida State Board of Education Capital Outlay
General Obligation Series E 5.50%, 6/1/20 ..       AA+    1,500    1,695,525
                                                                 -----------
                                                                   3,064,363
                                                                 -----------

GEORGIA--2.7%
Cartersville Development Authority Revenue
5.625%, 5/1/09 .............................        A+    2,000    2,279,580

ILLINOIS--4.2%
Chicago Board of Education Series A 6%,
1/1/20 (MBIA Insured) ......................      AAA       500      617,280

Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) ..........      AAA     1,100    1,278,728

Metropolitan Pier & Exposition Authority
Revenue Escrowed to Maturity 6.50%,
6/15/07 (FGIC Insured) .....................      Aaa(b)     30       31,418

Northwest Water Commission Cook and Lake
Counties Water Revenue 5%, 5/1/10
(FGIC Insured) .............................      Aaa(b)  1,400    1,596,126
                                                                 -----------
                                                                   3,523,552
                                                                 -----------

22                      See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

KENTUCKY--7.1%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10
(FGIC Insured) .............................      AAA  $  3,300  $ 2,691,579

Louisville and Jefferson County Metropolitan
Sewer District Revenue Series A 5.50%,
5/15/34 (MBIA Insured) .....................      AAA     2,000    2,194,820

Perry County Solid Waste Disposal Revenue
7%, 6/1/24 .................................      BBB     1,000    1,039,540
                                                                 -----------
                                                                   5,925,939
                                                                 -----------

LOUISIANA--3.6%
Louisiana Local Government Environmental
Facilities Community Development Authority
Revenue 5.25%, 12/1/18 (AMBAC Insured) .....      AAA     2,500    2,970,275

MASSACHUSETTS--1.3%
Massachusetts State Industrial Financing
Agency Revenue 0%, 8/1/05 ..................        A+    1,100    1,058,266

MICHIGAN--4.8%
Coldwater Community Schools General
Obligation 5.625%, 5/1/15
(Q-SBLF Guaranteed) ........................      AAA       700      809,991

St. Johns Public Schools General Obligation
5.10%, 5/1/25 (FGIC Q-SBLF Guaranteed) .....      AAA     1,000    1,132,990

Williamston Community School District
General Obligation 5.50%, 5/1/25
(MBIA Q-SBLF Guaranteed) ...................      AAA     1,725    2,052,974
                                                                 -----------
                                                                   3,995,955
                                                                 -----------

MISSISSIPPI--1.4%
Mississippi State University Educational
Building Corp. Revenue 5.25%, 8/1/15
(MBIA Insured) .............................      Aaa(b)  1,000    1,177,310

NEVADA--1.7%
Clark County General Obligation 5.375%,
6/1/15 .....................................       AA     1,250    1,387,125

NEW JERSEY--4.4%
Camden County Municipal Utilities Authority
Sewer Revenue Series B 0%, 9/1/11
(FGIC Insured) .............................      AAA     3,000    2,292,540

New Jersey State Transportation Trust Fund
Authority Revenue Series B 5.25%, 6/15/15 ..      AAA     1,250    1,377,625
                                                                 -----------
                                                                   3,670,165
                                                                 -----------

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

NEW YORK--0.7%
Metropolitan Transportation Authority Revenue
Series A 5.25%, 11/15/31 (FGIC Insured) ....      AAA  $    500  $   540,360

NORTH CAROLINA--2.0%
North Carolina Municipal Power Agency
Revenue 6%, 1/1/09 (AMBAC Insured) .........      AAA     1,385    1,636,405

PENNSYLVANIA--5.4%
Delaware Valley Regional Finance Authority
Local Government Revenue Series B 5.70%,
7/1/27 (AMBAC Insured) .....................      AAA     2,000    2,418,180

Pennsylvania State Finance Authority Revenue
6.60%, 11/1/09 (GIC-SunAmerica Life
Insurance Co.) .............................        A     2,000    2,084,560
                                                                 -----------
                                                                   4,502,740
                                                                 -----------

SOUTH CAROLINA--1.6%
Spartenburg Waterworks Revenue 5.25%,
6/1/28 (FGIC Insured) ......................      AAA     1,250    1,351,588

TENNESSEE--2.3%
Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities Board Revenue 6%, 12/1/16
(AMBAC Insured) ............................      AAA     1,500    1,889,385

TEXAS--10.0%
Canyon Independent School District General
Obligation 5.375%, 2/15/24 (PSF
Guaranteed) ................................      AAA     1,170    1,278,997

Midlothian Water District General Obligation
5.50%, 9/1/18 (FSA Insured) ................      AAA     1,110    1,259,495

Round Rock Independent School District
General Obligation 5.375%, 8/1/17
(PSF-Guaranteed) ...........................      AAA     1,050    1,195,582

San Antonio Electric & Gas Revenue Escrowed
to Maturity 5%, 2/1/12 .....................       AA+       15       17,346

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) .......      AAA     1,250     1,461,238

Texas State Turnpike Authority Dallas
Northway Revenue 6.50%, 1/1/09
(FGIC Insured) .............................      AAA     1,080    1,302,761

Waxahachie Independent School District
General Obligation 5.375%, 8/15/27
(PSF - Guaranteed) .........................      Aaa(b)  1,645    1,774,527
                                                                 -----------
                                                                   8,289,946
                                                                 -----------


                        See Notes to Financial Statements                     23

Phoenix-Goodwin Tax-Exempt Bond Fund

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

VIRGINIA--4.4%
Pittsylvania County Industrial Development
Authority Revenue Series A 7.30%, 1/1/04 ...       NR  $    275  $   278,044

Pittsylvania County Industrial Development
Authority Revenue Series A 7.45%, 1/1/09 ...       NR     1,000    1,032,050

Upper Occoquan Regional Sewer Authority
Revenue Series A 5.15%, 7/1/20
(MBIA Insured) .............................      AAA     2,000    2,331,580
                                                                 -----------
                                                                   3,641,674
                                                                 -----------

WASHINGTON--1.3%
Washington State General Obligation Series E
5%, 7/1/13 (FSA Insured) ...................      AAA     1,000    1,097,460

WEST VIRGINIA--2.6%
Upshur County Solid Waste Disposal Revenue
7%, 7/15/25 ................................      BBB     2,000    2,115,180

WISCONSIN--3.7%
Wisconsin State Clean Water Revenue Series 1
6.875%, 6/1/11 .............................       AA+      750      936,255

Wisconsin State Health and Educational
Facilities Authority Revenue 5%, 8/15/18
(Radian Insured) ...........................       AA     2,000    2,098,020
                                                                 -----------
                                                                   3,034,275
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $70,725,103)                                     79,188,762
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $70,725,103)                                     79,188,762
----------------------------------------------------------------------------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

SHORT-TERM OBLIGATIONS--4.2%

COMMERCIAL PAPER--4.2%
Alcoa, Inc. 1.35%, 6/2/03 ..................      A-1  $  1,965  $ 1,964,926
Gannett Co, Inc. 1.24%, 6/26/03 ............      A-1     1,484    1,482,722

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,447,648)                                       3,447,648
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $74,172,751)                                     82,636,410(a)
Other assets and liabilities, net--0.3%                              238,383
                                                                 -----------
NET ASSETS--100.0%                                               $82,874,793
                                                                 ===========


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,482,892 and gross depreciation of $162 for federal income tax purposes. At May 31, 2003, the aggregate cost of securities for federal income tax purposes was $74,153,680.
(b)As rated by Moody's or Fitch.
(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, these securities amounted to a value of $2,628,069 or 3.2% of net assets.
(d)All or a portion segregated as collateral for futures contracts.

   At May 31, 2003, 54.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC, 17.5%, MBIA 15.7% and AMBAC, 10.8%.


24                      See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $74,172,751)                                 $82,636,410
Cash                                                                   2,762
Receivables
   Interest                                                        1,088,583
   Fund shares sold                                                    6,336
   Receivable from adviser                                             1,156
   Variation margin for futures contracts                                656
Prepaid expense                                                          232
                                                                 -----------
     Total assets                                                 83,736,135
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                           644,156
   Dividend distributions                                            105,245
   Investment advisory fee                                            31,544
   Distribution and service fees                                      20,528
   Transfer agent fee                                                 16,796
   Financial agent fee                                                 7,407
   Trustees' fee                                                       6,119
Accrued expenses                                                      29,547
                                                                 -----------
     Total liabilities                                               861,342
                                                                 -----------
NET ASSETS                                                       $82,874,793
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $74,516,421
Distributions in excess of net investment income                     (26,255)
Accumulated net realized gain                                        111,499
Net unrealized appreciation                                        8,273,128
                                                                 -----------
NET ASSETS                                                       $82,874,793
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $78,206,317)                6,813,640
Net asset value per share                                             $11.48
Offering price per share $11.48/(1-4.75%)                             $12.05

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,668,476)                   404,292
Net asset value and offering price per share                          $11.55


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $1,924,574
                                                                  ----------
     Total investment income                                       1,924,574
                                                                  ----------
EXPENSES
Investment advisory fee                                              182,886
Service fees, Class A                                                 95,383
Distribution and service fees, Class B                                24,883
Financial agent fee                                                   44,369
Transfer agent fee                                                    44,602
Registration                                                          17,217
Professional                                                          16,939
Trustees                                                              13,907
Printing                                                               7,482
Custodian                                                              6,002
Miscellaneous                                                          8,615
                                                                  ----------
     Total expenses                                                  462,285
                                                                  ----------
NET INVESTMENT INCOME                                              1,462,289
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      234,607
Net change in unrealized appreciation (depreciation) on
   investments                                                     3,817,233
Net change in unrealized appreciation (depreciation) on futures     (190,531)
                                                                  ----------
NET GAIN ON INVESTMENTS                                            3,861,309
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $5,323,598
                                                                  ==========


                        See Notes to Financial Statements                     25

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/03      Year Ended
                                                                                              (Unaudited)     11/30/02
                                                                                          --------------  --------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ 1,462,289    $ 3,209,221
   Net realized gain (loss)                                                                      234,607        967,054
   Net change in unrealized appreciation (depreciation)                                        3,626,702         49,393
                                                                                             -----------    -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 5,323,598      4,225,668
                                                                                             -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,364,638)    (3,231,097)
   Net investment income, Class B                                                                (70,400)      (173,427)
                                                                                             -----------    -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (1,435,038)    (3,404,524)
                                                                                             -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (593,372 and 1,263,374 shares, respectively)                  6,622,806     13,838,354
   Net asset value of shares issued from reinvestment of distributions
     (76,122 and 173,812 shares, respectively)                                                   853,373      1,888,080
   Cost of shares repurchased (704,077 and 1,629,278 shares, respectively)                    (7,867,190)   (17,825,011)
                                                                                             -----------    -----------
Total                                                                                           (391,011)    (2,098,577)
                                                                                             -----------    -----------
CLASS B
   Proceeds from sales of shares (32,544 and 162,482 shares, respectively)                       364,540      1,791,866
   Net asset value of shares issued from reinvestment of distributions
     (3,534 and 8,605 shares, respectively)                                                       39,797         94,075
   Cost of shares repurchased (121,044 and 151,852 shares, respectively)                      (1,359,185)    (1,662,725)
                                                                                             -----------    -----------
Total                                                                                           (954,848)       223,216
                                                                                             -----------    -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (1,345,859)    (1,875,361)
                                                                                             -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       2,542,701     (1,054,217)

NET ASSETS
   Beginning of period                                                                        80,332,092     81,386,309
                                                                                             -----------    -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
     ($26,255) AND ($53,506), RESPECTIVELY]                                                  $82,874,793    $80,332,092
                                                                                             ===========    ===========


26                      See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                   (UNAUDITED)    2002(3)      2001        2000        1999        1998
Net asset value, beginning of period                 $10.94       $10.83      $10.52      $10.29      $11.21      $11.17
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.19         0.44        0.48        0.57        0.52        0.57
   Net realized and unrealized gain (loss)             0.54         0.13        0.35        0.16       (0.92)       0.20
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.73         0.57        0.83        0.73       (0.40)       0.77
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.19)       (0.46)      (0.52)      (0.50)      (0.52)      (0.64)
   Distributions from net realized gains                 --           --          --          --          --       (0.09)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.19)       (0.46)      (0.52)      (0.50)      (0.52)      (0.73)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.54         0.11        0.31        0.23       (0.92)       0.04
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $11.48       $10.94      $10.83      $10.52      $10.29      $11.21
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        6.81%(5)     5.38%       8.09%       7.25%      (3.66)%      5.75%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $78,206      $74,945     $76,268     $78,878     $88,770    $107,371
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.09%(4)     1.09%       1.11%(2)    1.12%       1.01 %      0.97%
   Net investment income                               3.64%(4)     4.02%       4.37%       5.54%       4.25 %      4.77%
Portfolio turnover                                       12%(5)       41%         28%         12%         18 %        14%

                                                                                     CLASS B
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30
                                                    5/31/03      --------------------------------------------------------
                                                   (UNAUDITED)    2002(3)      2001        2000        1999        1998
Net asset value, beginning of period                 $11.01       $10.89      $10.56      $10.34      $11.25      $11.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.17         0.36        0.39        0.50        0.45        0.48
   Net realized and unrealized gain (loss)             0.53         0.14        0.37        0.15       (0.93)       0.19
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.70         0.50        0.76        0.65       (0.48)       0.67
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.16)       (0.38)      (0.43)      (0.43)      (0.43)      (0.55)
   Distributions from net realized gains                 --           --          --          --          --       (0.09)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.16)       (0.38)      (0.43)      (0.43)      (0.43)      (0.64)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.54         0.12        0.33        0.22       (0.91)       0.03
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $11.55       $11.01      $10.89      $10.56      $10.34      $11.25
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        6.38%(5)     4.62%       7.35%       6.41%      (4.35)%      4.97%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,668       $5,387      $5,118      $4,870      $5,651      $7,001
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.84%(4)     1.84%       1.86%(2)    1.87%       1.76 %      1.69%
   Net investment income                               2.89%(4)     3.26%       3.62%       4.77%       3.51 %      3.98%
Portfolio turnover                                       12%(5)       41%         28%         12%         18 %        14%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective December 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 3.27% to 3.26% for Class B. There was no net effect for Class A. There was no net effect on net investment income (loss) per share or net realized and unrealized gain
    (loss) per share for either class. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements                     27

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                           INVESTMENTS AT MAY 31, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------    ---------
COMMON STOCKS--91.0%

AIR FREIGHT & COURIERS--3.5%
United Parcel Service, Inc. Class B .................     6,750  $   421,402

BIOTECHNOLOGY--3.1%
Amgen, Inc.(b) ......................................     5,860      379,201

BROADCASTING & CABLE TV--1.9%
Clear Channel Communications, Inc.(b) ...............     5,722      232,885

COMMUNICATIONS EQUIPMENT--2.6%
Cisco Systems, Inc.(b) ..............................    19,720      321,042

COMPUTER HARDWARE--3.1%
International Business Machines Corp. ...............     4,300      378,572

COMPUTER STORAGE & PERIPHERALS--3.3%
EMC Corp.(b) ........................................    37,360      404,235

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.6%
Deere & Co. .........................................     7,230      315,734

CONSUMER FINANCE--3.5%
American Express Co. ................................    10,110      421,183

DIVERSIFIED BANKS--2.4%
Bank of America Corp. ...............................     4,000      296,800

DIVERSIFIED CHEMICALS--2.5%
Dow Chemical Co. (The) ..............................     9,420      299,556

ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
Emerson Electric Co. ................................     6,870      359,301

HEALTH CARE DISTRIBUTORS--2.6%
AmerisourceBergen Corp. .............................     5,100      319,719

HEALTH CARE EQUIPMENT--2.4%
Medtronic, Inc. .....................................     6,050      294,816

HOUSEHOLD PRODUCTS--2.5%
Procter & Gamble Co. ................................     3,300      303,006

HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc. ...............................     7,520      395,627

INDUSTRIAL CONGLOMERATES--2.5%
3M Co. ..............................................     2,360      298,469


                                                        SHARES       VALUE
                                                       --------    ---------
INVESTMENT BANKING & BROKERAGE--2.5%
Goldman Sachs Group, Inc. (The) .....................     3,810  $   310,515

MANAGED HEALTH CARE--2.4%
WellPoint Health Networks, Inc.(b) ..................     3,490      297,837

MOVIES & ENTERTAINMENT--3.0%
Walt Disney Co. (The) ...............................    18,800      369,420

MULTI-LINE INSURANCE--2.4%
American International Group, Inc. ..................     5,100      595,188

OIL & GAS EQUIPMENT & SERVICES--2.8%
Schlumberger Ltd. ...................................     6,910      335,964

PHARMACEUTICALS--10.9%
Johnson & Johnson ...................................     5,450      296,208
Lilly (Eli) & Co. ...................................     4,900      292,873
Pfizer, Inc. ........................................    11,050      342,771
Wyeth ...............................................     8,940      392,019
                                                                 -----------
                                                                   1,323,871
                                                                 -----------

PUBLISHING & PRINTING--2.5%
Tribune Co. .........................................     6,170      307,760

SEMICONDUCTOR EQUIPMENT--3.0%
Applied Materials, Inc.(b) ..........................    23,420      364,415

SEMICONDUCTORS--9.4%
Intel Corp. .........................................    19,570      407,839
Texas Instruments, Inc. .............................    17,100      350,550
Xilinx, Inc.(b) .....................................    12,860      384,128
                                                                 -----------
                                                                   1,142,517
                                                                 -----------

SOFT DRINKS--2.9%
PepsiCo, Inc. .......................................     7,910      349,622

SYSTEMS SOFTWARE--4.6%
Microsoft Corp. .....................................    12,130      298,519
Oracle Corp.(b) .....................................    20,560      267,486
                                                                 -----------
                                                                     566,005
                                                                 -----------

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,834,978)                                     11,104,662
----------------------------------------------------------------------------


28                      See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund


                                                        SHARES       VALUE
                                                       --------    ---------
FOREIGN COMMON STOCKS--4.8%

IT CONSULTING & OTHER SERVICES--2.6%
Accenture Ltd. Class A (Bermuda)(b) .................    17,600  $   308,352

SEMICONDUCTORS--2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) .........................................    26,720      270,941

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $561,291)                                           579,293
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $11,396,269)                                     11,683,955
----------------------------------------------------------------------------


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                              ---------  ------  -----------

SHORT-TERM OBLIGATIONS--4.5%

COMMERCIAL PAPER--4.5%
Alcoa, Inc. 1.35%, 6/2/03 ..................      A-1      $345  $   344,987
UBS Finance DE LLC 1.25%, 6/5/03 ...........      A-1+      200      199,972
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $544,959)                                           544,959
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $11,941,228)                                     12,228,914(a)
Other assets and liabilities, net--(0.3)%                            (32,409)
                                                                 -----------
NET ASSETS--100.0%                                               $12,196,505
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $919,170 and gross depreciation of $631,484 for federal income tax purposes. At May 31, 2003, the aggregate cost of securities for federal income tax purposes was $11,941,228.
(b) Non-income producing.

                        See Notes to Financial Statement                      29

Phoenix-Seneca Tax Sensitive Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $11,941,228)                                 $12,228,914
Cash                                                                   2,984
Receivables
   Dividends                                                          14,782
   Receivable from adviser                                             9,528
   Fund shares sold                                                      418
Prepaid expenses                                                          35
                                                                 -----------
     Total assets                                                 12,256,661
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                            17,758
   Transfer agent fee                                                 12,127
   Trustees' fee                                                       6,137
   Financial agent fee                                                 3,791
   Distribution and service fees                                       2,703
Accrued expenses                                                      17,640
                                                                 -----------
     Total liabilities                                                60,156
                                                                 -----------
NET ASSETS                                                       $12,196,505
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $20,225,494
Accumulated net investment loss                                      (19,328)
Accumulated net realized loss                                     (8,297,347)
Net unrealized appreciation                                          287,686
                                                                 -----------
NET ASSETS                                                       $12,196,505
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,149,776)                   533,594
Net asset value per share                                              $5.90
Offering price per share $5.90/(1-5.75%)                               $6.26

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $868,528)                     150,737
Net asset value and offering price per share                           $5.76

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,611,137)                   279,498
Net asset value and offering price per share                           $5.76

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,567,064)                 1,103,243
Net asset value and offering price per share                           $5.95


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $ 55,642
Interest                                                               2,908
                                                                    --------
     Total investment income                                          58,550
                                                                    --------
EXPENSES
Investment advisory fee                                               42,105
Service fees, Class A                                                  3,730
Distribution and service fees, Class B                                 4,203
Distribution and service fees, Class C                                 8,157
Financial agent fee                                                   21,415
Transfer agent                                                        38,050
Registration                                                          16,420
Trustees                                                              13,944
Professional                                                           9,723
Printing                                                               5,195
Custodian                                                              3,559
Miscellaneous                                                          2,375
                                                                    --------
     Total expenses                                                  168,876
     Less expenses borne by investment adviser                       (90,997)
     Custodian fees paid indirectly                                       (1)
                                                                    --------
     Net expenses                                                     77,878
                                                                    --------
NET INVESTMENT LOSS                                                  (19,328)
                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (367,159)
Net change in unrealized appreciation (depreciation)
   on investments                                                    592,061
                                                                    --------
NET GAIN ON INVESTMENTS                                              224,902
                                                                    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $205,574
                                                                    ========


30                      See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                               5/31/03       Year Ended
                                                                                             (Unaudited)      11/30/02
                                                                                            ------------     -----------
FROM OPERATIONS
   Net investment income (loss)                                                             $   (19,328)     $   (76,849)
   Net realized gain (loss)                                                                    (367,159)      (4,046,810)
   Net change in unrealized appreciation (depreciation)                                         592,061         (213,356)
                                                                                            -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  205,574       (4,337,015)
                                                                                            -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (59,326 and 141,247 shares, respectively)                      327,136          985,836
   Cost of shares repurchased (83,516 and 484,998 shares, respectively)                        (451,506)      (2,989,205)
                                                                                            -----------      -----------
Total                                                                                          (124,370)      (2,003,369)
                                                                                            -----------      -----------
CLASS B
   Proceeds from sales of shares (1,315 and 41,137 shares, respectively)                          7,036          302,765
   Cost of shares repurchased (29,339 and 64,424 shares, respectively)                         (155,916)        (389,736)
                                                                                            -----------      -----------
Total                                                                                          (148,880)         (86,971)
                                                                                            -----------      -----------
CLASS C
   Proceeds from sales of shares (13,240 and 54,580 shares, respectively)                        71,342          378,087
   Cost of shares repurchased (65,920 and 127,137 shares, respectively)                        (341,920)        (793,749)
                                                                                            -----------      -----------
Total                                                                                          (270,578)        (415,662)
                                                                                            -----------      -----------
CLASS X
   Proceeds from sales of shares (261,133 and 536,695 shares, respectively)                   1,413,187        3,556,027
   Cost of shares repurchased (62,301 and 319,162 shares, respectively)                        (344,334)      (1,964,711)
                                                                                            -----------      -----------
Total                                                                                         1,068,853        1,591,316
                                                                                            -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    525,025         (914,686)
                                                                                            -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        730,599       (5,251,701)

NET ASSETS
   Beginning of period                                                                       11,465,906       16,717,607
                                                                                            -----------      -----------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($19,328)
     AND $0, RESPECTIVELY]                                                                  $12,196,505      $11,465,906
                                                                                            ===========      ===========


                        See Notes to Financial Statements                     31

Phoenix-Seneca Tax Sensitive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                                 -------------------------------------------------------
                                                                  SIX MONTHS                                   FROM
                                                                     ENDED                                   INCEPTION
                                                                    5/31/03     YEAR ENDED    YEAR ENDED     3/1/00 TO
                                                                  (UNAUDITED)    11/30/02      11/30/01      11/30/00
Net asset value, beginning of period                                 $ 5.82       $ 7.63        $ 9.10        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                    (0.01)       (0.03)        (0.01)         0.01
   Net realized and unrealized gain (loss)                             0.09        (1.78)        (1.46)        (0.91)
                                                                     ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.08        (1.81)        (1.47)        (0.90)
                                                                     ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --            --            --
   Distributions from net realized gains                                 --           --            --            --
                                                                     ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                                 --           --            --            --
                                                                     ------       ------        ------        ------
Change in net asset value                                              0.08        (1.81)        (1.47)        (0.90)
                                                                     ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                       $ 5.90       $ 5.82        $ 7.63        $ 9.10
                                                                     ======       ======        ======        ======
Total return(1)                                                        1.37 %(3 ) (23.72)%      (16.15)%       (9.00)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $3,150       $3,248        $6,881        $6,053
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                               1.35 %(2)(6) 1.35 %(6)     1.35 %(6)     1.35 %(2)
   Net investment income (loss)                                        (0.31)%(2)  (0.41)%       (0.16)%        0.13 %(2)
   Portfolio turnover                                                    44 %(3)     116 %          92 %          41 %(3)

                                                                                          CLASS B
                                                                 -------------------------------------------------------
                                                                   SIX MONTHS                                  FROM
                                                                      ENDED                                  INCEPTION
                                                                     5/31/03    YEAR ENDED    YEAR ENDED     3/1/00 TO
                                                                   (UNAUDITED)   11/30/02      11/30/01      11/30/00
Net asset value, beginning of period                                 $ 5.70       $ 7.53        $ 9.05        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                    (0.03)       (0.08)        (0.08)        (0.06)
   Net realized and unrealized gain (loss)                             0.09        (1.75)        (1.44)        (0.89)
                                                                     ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.06        (1.83)        (1.52)        (0.95)
                                                                     ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --            --            --
   Distributions from net realized gains                                 --           --            --            --
                                                                     ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                                 --           --            --            --
                                                                     ------       ------        ------        ------
Change in net asset value                                              0.06        (1.83)        (1.52)        (0.95)
                                                                     ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                       $ 5.76       $ 5.70        $ 7.53        $ 9.05
                                                                     ======       ======        ======        ======
Total return(1)                                                        1.05 %(3)  (24.30)%      (16.80)%       (9.50)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                               $869       $1,020        $1,522        $1,450
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                               2.10 %(2)(6) 2.10 %(6)     2.10 %(6)     2.10 %(2)
   Net investment income (loss)                                       (1.04)%(2)   (1.17)%       (0.91)%       (0.69)%(2)
   Portfolio turnover                                                    44 %(3)     116 %          92 %          41 %(3)

(1) Maximum sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.98%, 2.68%, 2.64% and 4.23% for Class A and 3.73%, 3.43%, 3.41% and 4.98% for
    Class B for the periods ended May 31, 2003 and November 30, 2002, 2001 and 2000, respectively.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

32                      See Notes to Financial Statements

Phoenix-Seneca Tax Sensitive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                                 -------------------------------------------------------
                                                                   SIX MONTHS                                  FROM
                                                                      ENDED                                  INCEPTION
                                                                     5/31/03    YEAR ENDED    YEAR ENDED     3/1/00 TO
                                                                   (UNAUDITED)   11/30/02      11/30/01      11/30/00
Net asset value, beginning of period                                 $ 5.71       $ 7.54        $ 9.05        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                    (0.03)       (0.08)        (0.08)        (0.07)
   Net realized and unrealized gain (loss)                             0.08        (1.75)        (1.43)        (0.88)
                                                                     ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.05        (1.83)        (1.51)        (0.95)
                                                                     ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --            --            --
   Distributions from net realized gains                                 --           --            --            --
                                                                     ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                                 --           --            --            --
                                                                     ------       ------        ------        ------
Change in net asset value                                              0.05        (1.83)        (1.51)        (0.95)
                                                                     ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                       $ 5.76       $ 5.71        $ 7.54        $ 9.05
                                                                     ======       ======        ======        ======
Total return(1)                                                        0.88 %(3)  (24.27)%      (16.69)%       (9.50)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $1,611       $1,896        $3,050        $2,162
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                               2.10 %(2)(6) 2.10 %(6)     2.10 %(6)     2.10 %(2)
   Net investment income (loss)                                       (1.05)%(2)   (1.16)%       (0.91)%       (0.71)%(2)
Portfolio turnover                                                       44 %(3)     116 %          92 %          41 %(3)

                                                                                         CLASS X
                                                                 -------------------------------------------------------
                                                                   SIX MONTHS                                  FROM
                                                                      ENDED                                  INCEPTION
                                                                     5/31/03    YEAR ENDED    YEAR ENDED     3/1/00 TO
                                                                   (UNAUDITED)   11/30/02      11/30/01      11/30/00
Net asset value, beginning of period                                 $ 5.86       $ 7.66        $ 9.12        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                                       --        (0.01)           --          0.03
   Net realized and unrealized gain (loss)                             0.09        (1.79)        (1.46)        (0.91)
                                                                     ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.09        (1.80)        (1.46)        (0.88)
                                                                     ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --            --            --
   Distributions from net realized gains                                 --           --            --            --
                                                                     ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                                 --           --            --            --
                                                                     ------       ------        ------        ------
Change in net asset value                                              0.09        (1.80)        (1.46)        (0.88)
                                                                     ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                       $ 5.95       $ 5.86        $ 7.66        $ 9.12
                                                                     ======       ======        ======        ======
Total return                                                           1.54 %(3)  (23.50)%      (16.01)%       (8.80)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $6,567       $5,303        $5,265        $1,302
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                               1.10 %(2)(6) 1.10 %(6)     1.10 %(6)     1.10 %(2)
   Net investment income (loss)                                       (0.06)%(2)   (0.16)%        0.04 %        0.33 %(2)
Portfolio turnover                                                       44 %(3)     116 %          92 %          41 %(3)

(1) Maximum sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.73%, 3.43%, 3.38% and 4.98% for Class C and 2.72%, 2.45%, 2.37% and 3.98% for
    Class X for the periods ended May 31, 2003 and November 30, 2002, 2001 and 2000, respectively.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements                     33

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. At May 31, 2003, five Funds are offered for sale (see footnote 8): International Fund, Real Estate Securities Fund, Emerging Markets Bond Fund, Tax-Exempt Bond Fund and Tax Sensitive Growth Fund. Each Fund has distinct investment objectives. The International Fund is a diversified fund and seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Fund is a non-diversified fund and seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund is a non-diversified fund and seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund is a diversified fund and seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Tax Sensitive Growth Fund is a diversified fund and seeks as its investment objective appreciation of capital consistent with maximizing after-tax returns.
   The Trust offers both Class A and Class B shares on each Fund. Additionally, the Trust offers two additional classes of shares, Class C on International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund and Class X on Tax Sensitive Growth Fund. Class X shares are sold without a sales charge. Class A shares of International Fund, Real Estate Securities Fund and Tax Sensitive Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond Fund and Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution and/or service expenses unique to that class, except Class X bears no distribution or service expenses.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis. The Trust amortizes premiums and accretes discounts using the effective interest method.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   The International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

   The Trust (with the exception of the Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Trust (with the exception of the Real Estate Securities Fund and the International Fund) may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. SWAP AGREEMENTS:

   The Emerging Market Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the Fund with another party of their respective

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED) (CONTINUED)

commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.
   At May 31, 2003, the Emerging Markets Bond Fund had the following credit default swap agreements outstanding:
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2005, to pay 0.90%
             per year times the notional amount. The Fund receives
             only upon a default event in the Federation of Malaysia,
             the notional amount times the difference between the
             reference amount and the then market value of
             Federation of Malaysia 8.75% bond due June 01,
             2009.                                                    $  (8,000)
$2,000,000   Agreement with Deutsche Bank dated January 30,
             2002, terminating on February 4, 2007, to pay 0.30%
             per year times the notional amount. The Fund receives
             only upon a default event in the Government of Japan,
             the notional amount times the difference between the
             reference amount and the then market value of
             Government of Japan 1.40% bond due December 20,
             2011.                                                    $ (11,000)
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2007, to pay 0.60%
             per year times the notional amount. The Fund receives
             only upon a default event in the Republic of Korea,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Korea 8.875% bond due April 15, 2008.        $   6,000
$2,000,000   Agreement with Deutsche Bank dated February 22,
             2002, terminating on February 27, 2007, to pay 0.87%
             per year times the notional amount. The Fund receives
             only upon a default event in the the State of Qatar,
             the notional amount times the difference between
             the reference amount and the then market value of
             State of Qatar 9.50% bond due May 21, 2009.              $ (13,000)
$1,000,000   Agreement with Deutsche Bank dated January 13,
             2003, terminating on January 14, 2006, to pay 7.75%
             per year times the notional amount. The Fund receives
             only upon a default event in the Republic of Turkey,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Turkey 11.875% bond due January 15,
             2030.                                                    $  11,000
$1,000,000   Agreement with Deutsche Bank dated March 20, 2003,
             terminating on March 21, 2006, to pay 2.90% per
             year times the notional amount. The Fund receives
             only upon a default event in the Russian Federation,
             the notional amount times the difference between the
             reference amount and the then market value of
             Russian Federation 5% bond due March 31, 2030.           $ (24,000)
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2007, to pay 0.47%
             per year times the notional amount. The Fund receives
             only upon a default event in the Republic of Poland,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Poland 6% bond due October 27,
             2014.                                                    $  (2,000)
                                                                      ---------
                                                                      $ (41,000)
                                                                      =========
   At May 31, 2003, the Emerging Markets Bond Fund had the following interest rate swap agreements outstanding:

$2,000,000   Agreement with Deutsche Bank terminating on
             April 17, 2006 to pay interest at 2.535% in
             exchange for receipt of 1.26% (3 month LIBOR at
             May 31, 2003) on $2,000,000.                             $ (43,000)
$2,000,000   Agreement with Deutsche Bank terminating on
             April 7, 2013 to pay interest at 4.39% in
             exchange for receipt of 1.26% (3 month LIBOR at
             May 31, 2003) on $2,000,000.                             $(129,000)
                                                                      ---------
                                                                      $(172,000)
                                                                      =========

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED) (CONTINUED)


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., ("PIC") an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") and Duff & Phelps Investment Management Co. ("DPIM"), an indirect wholly-owned subsidiary of PNX, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:
                                      1st       $1-2      $2 +
                                  $1 Billion   Billion   Billion
                                  ----------  --------- ---------
International Fund                   0.75%      0.70%     0.65%
Real Estate Securities Fund          0.75%      0.70%     0.65%
Emerging Markets Bond Fund           0.75%      0.70%     0.65%
Tax-Exempt Bond Fund                 0.45%      0.40%     0.35%
Tax Sensitive Growth Fund            0.75%      0.70%     0.65%

   DPIM has agreed to voluntarily reimburse the Real Estate Securities Fund through March 31, 2004, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B shares.
   PIC has agreed to voluntarily reimburse the Tax Sensitive Growth Fund through July 25, 2003, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.10% of the average daily net assets for Class X Shares, 1.35% of the average daily net assets for Class A shares, 2.10% of the average daily net assets for Class B shares and 2.10% of the average daily net assets for Class C shares (see footnote 8).
   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the International Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC of which PNX owns approximately 22%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the International Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.
   Seneca Capital Management LLC ("Seneca") is subadvisor to the Tax Sensitive Growth Fund; a majority of the equity interests of Seneca is owned by Phoenix Investment Partners, Ltd. an indirect, wholly-owned subsidiary of PNX. For its services, Seneca is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Tax Sensitive Growth Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended May 31, 2003 is as follows:

                                  Class A        Class B         Class C
                                Net Selling     Deferred        Deferred
                                Commissions   Sales Charges   Sales Charges
                                -----------   -------------   -------------
International Fund ............   $ 1,898        $27,556          $197
Real Estate Securities Fund ...    50,625         23,025            --
Emerging Markets Bond Fund ....     1,979         54,516            --
Tax-Exempt Bond Fund ..........     3,269          4,341            --
Tax Sensitive Growth Fund .....       100            862           180

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

International Fund ............    $1,945
Real Estate Securities Fund ...     2,020
Emerging Markets Bond Fund ....       978
Tax-Exempt Bond Fund ..........     5,094
Tax Sensitive Growth Fund .....       221

   In addition, each Fund pays PEPCO distribution and service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. The Distributor has advised the Trust that the total amount expensed for the six months ended May 31, 2003 is as follows:

                               Distribution     Distribution     Distribution
                              and/or Service   and/or Service   and/or Service
                                   Fees         Fees Paid to     Fees Paid to
                               Retained by      Unaffiliated    W. S. Griffith
                               Distributor      Participants    Securities, Inc.
                              --------------   --------------   ----------------
International Fund ............  $ 36,465          $55,696          $ 8,495
Real Estate Securities Fund ...   133,272           83,628            3,240
Emerging Markets Bond Fund ....   200,717           99,517            2,521
Tax-Exempt Bond Fund ..........    27,285           81,007           11,974
Tax Sensitive Growth Fund .....     4,507           10,410            1,173

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the six months ended May 31, 2003 financial agent fees were $202,863 as reported in the Statement of Operations, of which PEPCO received $18,363 per fund. Effective January 1, 2003, the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED) (CONTINUED)

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 2003, transfer agent fees were $377,797 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                ----------------
International Fund .............................................    $57,348
Real Estate Securities Fund ....................................     31,845
Emerging Markets Bond Fund .....................................     16,396
Tax-Exempt Bond Fund ...........................................     14,038
Tax Sensitive Growth Fund ......................................         --

   For the six months ended May 31, 2003, the following Fund paid PXP Securities Corp. an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of the Fund as follows:

                                                            Commissions Paid to
                                                            PXP Securities Corp.
                                                            --------------------
Tax Sensitive Growth Fund ..................................       $2,727

   At May 31, 2003, PNX and affiliates held shares of the Trust which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                          Shares        Value
                                                        ----------   -----------
International Fund
        --Class C .....................................   10,278     $   66,190
Real Estate Securities Fund
        --Class A .....................................  398,906      6,781,402
        --Class B .....................................    2,420         40,777
Emerging Markets Bond Fund
        --Class B .....................................   17,508        134,811
Tax-Exempt Bond Fund
        --Class A .....................................  200,873      2,306,022

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended May 31, 2003 (excluding short-term securities, options, futures contracts, forward currency contracts and swaps) aggregated the following:

                                                     Purchases         Sales
                                                    -----------     ------------
International Fund ................................. $ 9,586,840    $ 12,152,743
Real Estate Securities Fund ........................  79,528,077       5,663,105
Emerging Markets Bond Fund ......................... 236,417,692     223,817,169
Tax-Exempt Bond Fund ...............................   9,583,224       9,134,143
Tax Sensitive Growth Fund ..........................   4,766,212       4,789,253

   There were no purchases or sales of long-term U.S. Government securities.

   Written option activity during the six months ended May 31, 2003, for the Emerging Markets Bond Fund aggregated the following:
                                                        Number of     Amount of
                                                    Option Contracts   Premium
                                                    ----------------  ---------
Option contracts outstanding at
  November 30, 2002 ................................       600        $ 165,009
Option contracts written ...........................       200           31,000
Option contracts sold ..............................        --               --
Option contracts exercised .........................      (200)         (45,562)
Option contracts expired ...........................      (600)        (150,447)
                                                          -----       ---------
Option contracts outstanding at May 31, 2003 .......         --       $      --
                                                          =====       =========

4. FUTURES CONTRACTS
   At May 31, 2003, the Tax-Exempt Bond Fund had entered into futures contracts as follows:

                                          Value of                      Net
                                Number    Contracts     Market      Unrealized
                 Expiration       of        when       Value of    Appreciation
Description         Date      Contracts    Opened      Contracts  (Depreciation)
-------------    ----------   ---------   ---------    ---------  --------------
Ten Year
   Municipal
   Note Index     June '03       10      $ 1,012,812  $ 1,068,750    $  55,938
Ten Year U.S.
   Treasury
   Notes          June '03       10       (1,135,781)  (1,190,625)     (54,844)
Twenty Year
   U.S. Treasury
   Bonds          June '03       22       (2,459,375)  (2,651,000)    (191,625)
                              ---------  -----------  -----------    ----------
                                 42      $(2,582,344) $(2,772,875)   $(190,531)
                              =========  ===========  ===========    ==========

5. CREDIT RISK AND ASSET CONCENTRATION
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.
   Certain funds may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED) (CONTINUED)

Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

6. OTHER
   At May 31, 2003, Real Estate Securities Fund had 1 omnibus shareholder account, comprised of several individual shareholders, which individually amounted to 20.8% of the total shares outstanding. The account is not affiliated with PNX.

7. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                 Expiration Year
                                    -----------------------------------------
                                        2005            2006          2007
                                        ----            ----          ----
International Fund ...............           --              --            --
Emerging Markets
   Bond Fund .....................  $30,546,428      $4,141,783            --
Tax-Exempt Bond Fund .............           --              --      $123,108
Tax Sensitive Growth Fund ........           --              --            --

                                                 Expiration Year
                                    -----------------------------------------
                                        2008            2009          2010
                                        ----            ----          ----
International Fund ...............           --     $18,050,013   $11,155,422
Emerging Markets
   Bond Fund .....................  $15,783,427       5,098,571            --
Tax-Exempt Bond Fund .............           --              --            --
Tax Sensitive Growth Fund ........      616,935       3,266,443     4,046,810

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

8. SUBSEQUENT EVENT
   On May 21, 2003, the Board of Trustees of the Trust voted to liquidate Tax Sensitive Growth Fund. Effective June 27, 2003, this Fund will be closed to new investors and additional investor deposits. On or about July 25, 2003, this Fund will be liquidated at its net asset value. Upon liquidation, net proceeds received will be distributed to the shareholders.

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
     NAME, (AGE), AND            LENGTH OF      OVERSEEN BY                      DURING PAST 5 YEARS AND
           ADDRESS              TIME SERVED       TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert Chesek (68)              Served since         25       Currently retired.
                                1987.
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway (73)           Served since         35       Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC       1993.                         Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                               Pace University (1978-present), New York Housing Partnership
New York, NY 10178                                            Development Corp. (Chairman) (1981-present), Greater New York
                                                              Councils, Boy Scouts of America (1985-present), Academy of
                                                              Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                              Property Corp. (1989-present), The Harlem Youth Development
                                                              Foundation (1998-present). Chairman, Metropolitan Transportation
                                                              Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                              Consolidated Edison Company of New York, Inc. (1970-2002),
                                                              Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                              Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                              (1975-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                              Mac Mortgage Securities Fund (Advisory Director) (1990-2002),
                                                              Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne (73)        Served since         35       Currently retired.
The Flat, Elmore Court          1993.
Elmore, GL05, GL2 3NT
U.K.
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries (72)        Served since         28       Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902        1995.                         Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
Naples, FL 34108                                              Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr. (63)           Served since         25       Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.       1987.                         Chairman (1995 to 2000) and Chief Executive Officer (1995-1998),
736 Market Street, Ste. 1430                                  Carson Products Company (cosmetics). Director/Trustee, Evergreen
Chattanooga,TN 37402                                          Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara (51)      Served since         35       Managing Director, U.S. Trust Company of New York (private bank)
United States Trust Company     2001.                         (1982-present).
of NY
114 West 47th Street
New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris (74)          Served since         35       Vice President, W.H. Reaves and Company (investment management)
W.H. Reaves and Company         1995.                         (1993-present).
10 Exchange Place
Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES

                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
     NAME, (AGE), AND            LENGTH OF      OVERSEEN BY                      DURING PAST 5 YEARS AND
           ADDRESS              TIME SERVED       TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson (56)        Served since         25       Managing Director, Northway Management Company (1998-present).
Northway Management             1993.                         Managing Director, Mullin Associates (1993-1998).
Company
164 Mason Street
Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
Lowell P.Weicker, Jr. (71)      Served since         25       Director, UST Inc. (1995-present), HPSC Inc. (1995-present), Compuware
200 Duke Street                 1995.                         (1996-present) and WWF, Inc. (2000-present). President, The Trust for
Alexandria, VA 22314                                          America's Health (non-profit) (2001-present). Director, Duty Free
                                                              International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------


                                                         INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
     NAME, (AGE), AND            LENGTH OF      OVERSEEN BY                      DURING PAST 5 YEARS AND
           ADDRESS              TIME SERVED       TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Marilyn E. LaMarche (68)       Served since         28      Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
 Lazard Freres & Co. LLC        2002.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
 30 Rockefeller Plaza, 59th                                  Insurance Company (1989-present).
 Floor
 New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin (56)     Served since         45      Consultant, The Phoenix Companies, Inc. (2002-present). Director, PXRE
                                1989.                        Corporation (Delaware) (1985-present), World Trust Fund (1991-present).
Chairman and President                                       Chairman (1997-2002), Director (1995-2002), Vice Chairman (1995-1997)
                                                             and Chief Executive Officer (1995-2002), Phoenix Investment Partners,
                                                             Ltd. Director, Executive Vice President and Chief Investment Officer,
                                                             The Phoenix Companies, Inc. (2001-2002). Director (1994-2002) and
                                                             Executive Vice President, Investments (1988-2002), Phoenix Life
                                                             Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                             Phoenix Investment Counsel, Inc. Director (1984-2002) and President
                                                             (1990-2000), Phoenix Equity Planning Corporation. Chairman and Chief
                                                             Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002). Director
                                                             and President, Phoenix Investment Management Company (2001-2002).
                                                             Director and Executive Vice President, Phoenix Life and Annuity
                                                             Company (1996-2002). Director and Executive Vice President, PHL
                                                             Variable Insurance Company (1995-2002). Director, Phoenix National
                                                             Trust Company (1996-2002). Director and Vice President, PM Holdings,
                                                             Inc. (1985-2002). Director, PHL Associates, Inc. (1995-2002). Director
                                                             (1992-2002) and President (1992-1994), WS Griffith Securities, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment
   Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd., and its affiliates.

                                                         INTERESTED TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
    NAME, (AGE), ADDRESS                       FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
    AND POSITION(S) WITH         LENGTH OF      OVERSEEN BY                      DURING PAST 5 YEARS AND
           TRUST                TIME SERVED       TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)          Served since         30       Chairman, Hudson Castle Group Inc. (formerly IBEX Capital Markets
   Hudson Castle Group Inc.     1987.                         Inc.) (financial services) (1997-present). Managing Director, Wydown
   c/o Northeast Investment                                   Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                           Service Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street, Ste 1000                               (1995-present), Plymouth Rubber Co. (1995-present), Stifel Financial
   Boston, MA 02109                                           (1996-present), Connecticut River Bancorp (1998-present), Connecticut
                                                              River Bank (1998-present), New Hampshire charitable Foundation (2001-
                                                              present), Trust Co. of New Hampshire (2002-present). Director and
                                                              Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                              Emerson Investment Management, Inc. (2000-present). Vice Chairman,
                                                              Massachusetts Housing Partnership (1998-1999). Director, Blue Cross
                                                              and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                              (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                              Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001) and 1Mind.com
                                                              (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and Phoenix and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------

                            POSITION(S) HELD WITH
     NAME, (AGE), AND        TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION
           ADDRESS               TIME SERVED                                       DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer (58)           Executive Vice President      Executive Vice President and Chief Financial Officer (1999-present),
                                since 1991.                   Senior Vice President since 1991. President and Chief Financial
                                                              Officer (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                              (1998-present), Senior Vice President, Finance (1990-present), Chief
                                                              Financial Officer (1996-present), and Treasurer (1998-present),
                                                              Phoenix Equity Planning Corporation. Director (1998-present), Senior
                                                              Vice President (1990-present), Chief Financial Officer (1996-present)
                                                              and Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                              Vice President and Chief Financial Officer, Duff & Phelps Investment
                                                              Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                              (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry (50)             Executive Vice President      President, Private Client Group (1999-present), Executive Vice
                                since 1998.                   President, Retail Division (1997-1999), Phoenix Investment
                                                              Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                              Planning Corporation (2000-present). Executive Vice President, Phoenix
                                                              Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Driessen (55)         Vice President                Vice President and Compliance Officer, Phoenix Investment Partners,
                                since 1999.                   Ltd. (1999-present). Vice President and Compliance Officer, Phoenix
                                                              Investment Counsel, Inc. (1999-2003). Vice President, Phoenix Fund
                                                              Complex (1999-present). Compliance Officer (2000-present) and
                                                              Associate Compliance Officer (1999), PXP Securities Corp. Vice
                                                              President, Risk Management Liaison, Bank of America (1996-1999). Vice
                                                              President, Securities Compliance, The Prudential Insurance Company of
                                                              America (1993-1996). Branch Chief/Financial Analyst, Securities and
                                                              Exchange Commission, Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------

42


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------

                            POSITION(S) HELD WITH
     NAME, (AGE), AND        TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
           ADDRESS               TIME SERVED                                       DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss (50)           Treasurer                     Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                since 1994.                   present), Phoenix Equity Planning Corporation. Treasurer, Phoenix Fund
                                                              Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth (44)           Secretary                     Vice President and Insurance and Investment Products Counsel (2002-
One American Row                since 2002.                   present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                                            Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603



PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen International Fund)
40 Water Street
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


-----------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has
modified mailing regulations for semiannual and
annual shareholder fund reports to allow mutual
fund companies to send a single copy of these
reports to shareholders who share the same
mailing address. If you would like additional
copies, please call Mutual Fund Services at
1-800-243-1574.
-----------------------------------------------

[GRAPHIC OMITTED]

                                                                 ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO OMITTED)
PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

                                                         E-DELIVERY
                                                         OF YOUR FUND
                                                         COMMUNICATIONS
                                                         NOW AVAILABLE!

                                                         TO SIGN UP, GO TO
                                                         THE INDIVIDUAL
                                                         INVESTORS AREA AT
                                                         PHOENIXINVESTMENTS.COM
                                                         AND LOG IN. SELECT AN
                                                         ACCOUNT, THEN CLICK THE
                                                         "E-DELIVERY" BUTTON.

PXP 490A (7/03)



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are
              effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Multi-Portfolio Fund
             ----------------------------

By (Signature and Title)*  /S/ PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date August 7, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date August 7, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ NANCY G. CURTISS
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date August 7, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.